Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.
(a)(b)
....................... 259,322 $ 21,469,268
AerSale Corp.
(b)
...................... 280,571 1,994,860
AIRO Group Holdings, Inc.
(a)(b)
............ 17,461 142,831
Astronics Corp.
(a)(b)
.................... 24,794 1,344,827
Ducommun, Inc.
(b)
.................... 121,808 11,587,595
Firefly Aerospace, Inc.
(a)(b)
............... 67,432 1,508,454
Intuitive Machines, Inc. , Class A
(a)(b)
......... 903,040 14,656,339
Mercury Systems, Inc.
(b)
................ 352,382 25,727,410
National Presto Industries, Inc. ............ 45,246 4,830,463
Park Aerospace Corp. .................. 76,522 1,632,979
Satellogic, Inc. , Class A
(a)(b)
.............. 126,576 236,697
V2X, Inc.
(a)(b)
........................ 186,389 10,167,520
Voyager Technologies, Inc. , Class A
(a)(b)
...... 34,304 896,707
VSE Corp.
(a)
........................ 28,281 4,886,108
101,082,058
Air Freight & Logistics — 0.2%
Arrive AI, Inc.
(a)(b)
..................... 43,970 115,641
Forward Air Corp.
(a)(b)
.................. 116,243 2,906,075
Hub Group, Inc. , Class A ................ 526,203 22,421,510
Radiant Logistics, Inc.
(b)
................ 303,448 1,920,826
27,364,052
Automobile Components — 1.6%
Adient plc
(b)
......................... 718,177 13,767,453
American Axle & Manufacturing Holdings, Inc.
(a)(b)
1,020,565 6,541,822
Cooper-Standard Holdings, Inc.
(b)
.......... 151,787 4,983,167
Dana, Inc. .......................... 1,035,366 24,600,296
Fox Factory Holding Corp.
(b)
.............. 276,445 4,729,974
Garrett Motion, Inc. ................... 1,401,980 24,436,511
Gentherm, Inc.
(b)
..................... 267,120 9,715,154
Goodyear Tire & Rubber Co. (The)
(a)(b)
....... 2,423,863 21,233,040
Holley, Inc.
(b)
........................ 669,809 2,766,311
LCI Industries ....................... 185,798 22,544,729
Motorcar Parts of America, Inc.
(a)(b)
......... 116,549 1,438,215
Phinia, Inc. ......................... 334,784 20,987,609
Solid Power, Inc. , Class A
(a)(b)
............. 1,242,427 5,280,315
Standard Motor Products, Inc. ............ 183,200 6,750,920
Strattec Security Corp.
(a)(b)
............... 35,343 2,691,016
Visteon Corp. ....................... 241,417 22,958,757
195,425,289
Automobiles — 0.1%
Faraday Future Intelligent Electric, Inc.
(a)(b)
.... 1,232,467 1,257,117
Winnebago Industries, Inc. .............. 240,016 9,725,448
10,982,565
Banks — 17.8%
1st Source Corp. ..................... 164,369 10,271,419
ACNB Corp. ........................ 91,515 4,424,750
Amalgamated Financial Corp. ............ 205,918 6,595,554
Amerant Bancorp, Inc. , Class A ........... 189,985 3,706,607
Ameris Bancorp ...................... 583,810 43,359,569
Ames National Corp. .................. 79,002 1,813,886
Arrow Financial Corp. .................. 136,320 4,280,448
Associated Banc-Corp. ................. 1,482,333 38,184,898
Atlantic Union Bankshares Corp. .......... 1,252,132 44,200,260
Avidbank Holdings, Inc.
(b)
............... 19,686 522,860
Axos Financial, Inc.
(b)
.................. 416,199 35,859,706
Banc of California, Inc. ................. 1,061,095 20,468,523
BancFirst Corp. ...................... 15,556 1,649,247
Bank First Corp. ..................... 66,693 8,124,541
Bank of Hawaii Corp. .................. 77,443 5,294,778
Bank of Marin Bancorp ................. 129,299 3,363,067
Bank of NT Butterfield & Son Ltd. (The) ...... 370,862 18,476,345
Security
Shares
Shares Value
Banks (continued)
Bank7 Corp. ........................ 34,900 $ 1,430,202
BankFinancial Corp. ................... 95,783 1,149,396
BankUnited, Inc. ..................... 644,550 28,727,593
Bankwell Financial Group, Inc. ............ 54,901 2,515,564
Banner Corp. ....................... 299,291 18,753,574
Bar Harbor Bankshares ................ 137,068 4,255,961
BayCom Corp. ...................... 93,377 2,745,284
BCB Bancorp, Inc. .................... 140,441 1,133,359
Beacon Financial Corp. ................. 727,952 19,196,094
Blue Foundry Bancorp
(b)
................ 159,103 1,977,650
Blue Ridge Bankshares, Inc. ............. 591,786 2,526,926
Bridgewater Bancshares, Inc.
(b)
........... 102,241 1,792,285
Burke & Herbert Financial Services Corp. .... 117,473 7,319,743
Business First Bancshares, Inc. ........... 250,862 6,557,533
BV Financial, Inc.
(a)(b)
.................. 74,927 1,359,176
Byline Bancorp, Inc. ................... 283,553 8,265,570
C&F Financial Corp. ................... 26,394 1,915,940
Cadence Bank ...................... 1,529,432 65,520,867
California Bancorp .................... 165,836 3,096,158
Camden National Corp. ................ 146,816 6,368,878
Capital Bancorp, Inc. .................. 80,750 2,274,727
Capital City Bank Group, Inc. ............. 124,081 5,282,128
Capitol Federal Financial, Inc. ............ 1,078,019 7,341,309
Carter Bankshares, Inc.
(b)
............... 169,598 3,334,297
Cathay General Bancorp ................ 580,396 28,085,362
CB Financial Services, Inc. .............. 40,317 1,405,451
Central Pacific Financial Corp. ............ 234,828 7,317,240
CF Bankshares, Inc. ................... 39,961 997,027
Chain Bridge Bancorp, Inc. , Class A
(b)
....... 20,235 700,940
Chemung Financial Corp. ............... 36,002 2,008,912
ChoiceOne Financial Services, Inc. ......... 123,574 3,647,904
Citizens & Northern Corp. ............... 145,499 2,934,715
Citizens Community Bancorp, Inc. ......... 82,985 1,478,793
Citizens Financial Services, Inc. ........... 37,133 2,117,324
City Holding Co. ..................... 43,403 5,173,638
Civista Bancshares, Inc. ................ 166,795 3,706,185
CNB Financial Corp. ................... 256,544 6,713,756
CoastalSouth Bancshares, Inc.
(a)(b)
......... 40,934 951,716
Colony Bankcorp, Inc. ................. 145,025 2,584,345
Columbia Financial, Inc.
(a)(b)
.............. 226,045 3,512,739
Commercial Bancgroup, Inc.
(b)
............ 56,166 1,379,437
Community Financial System, Inc. ......... 361,911 20,788,168
Community Trust Bancorp, Inc. ........... 139,007 7,853,896
Community West Bancshares ............ 124,099 2,792,228
ConnectOne Bancorp, Inc. .............. 319,808 8,385,366
Customers Bancorp, Inc.
(b)
............... 258,213 18,880,535
CVB Financial Corp. ................... 1,152,839 21,442,805
Dime Community Bancshares, Inc. ......... 290,394 8,737,955
Eagle Bancorp Montana, Inc. ............. 64,064 1,274,874
Eagle Bancorp, Inc. ................... 197,869 4,238,354
Eagle Financial Services, Inc.
(a)
........... 37,701 1,500,311
Eastern Bankshares, Inc. ............... 1,948,457 35,910,063
ECB Bancorp, Inc.
(a)(b)
.................. 66,547 1,157,252
Enterprise Financial Services Corp. ........ 322,697 17,425,638
Equity Bancshares, Inc. , Class A .......... 134,641 6,011,721
Farmers & Merchants Bancorp, Inc. ........ 111,428 2,754,500
Farmers National Banc Corp. ............. 320,732 4,272,150
FB Bancorp, Inc.
(b)
.................... 154,221 1,981,740
FB Financial Corp. .................... 365,904 20,417,443
Fidelity D&D Bancorp, Inc. ............... 41,737 1,816,812
Financial Institutions, Inc. ............... 172,812 5,386,550
Finward Bancorp
(a)
.................... 29,677 1,044,334
Finwise Bancorp
(a)(b)
................... 31,397 563,262
First Bancorp ....................... 995,959 31,357,690
First Bancorp, Inc. (The) ................ 93,146 2,462,780

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Bank .......................... 188,062 $ 3,095,501
First Busey Corp. ..................... 743,259 17,682,132
First Business Financial Services, Inc. ....... 66,547 3,613,502
First Capital, Inc. ..................... 28,203 1,669,618
First Commonwealth Financial Corp. ........ 923,588 15,571,694
First Community Bankshares, Inc. ......... 137,770 4,646,982
First Community Corp. ................. 48,727 1,444,756
First Financial Bancorp ................. 840,526 21,029,961
First Financial Corp. ................... 90,219 5,451,032
First Foundation, Inc.
(a)(b)
................ 569,114 3,505,742
First Internet Bancorp .................. 40,739 850,223
First Interstate BancSystem, Inc. , Class A .... 796,981 27,575,543
First Merchants Corp. .................. 481,908 18,061,912
First Mid Bancshares, Inc. ............... 190,975 7,448,025
First National Corp. ................... 63,645 1,606,400
First Savings Financial Group, Inc.
(a)
........ 47,930 1,527,050
First United Corp. .................... 52,082 1,949,950
First Western Financial, Inc.
(b)
............ 51,196 1,372,565
Firstsun Capital Bancorp
(a)(b)
.............. 111,519 4,197,018
Five Star Bancorp .................... 50,960 1,823,349
Flagstar Bank NA
(a)
................... 2,681,726 33,762,930
Flushing Financial Corp. ................ 280,338 4,252,727
Franklin Financial Services Corp. .......... 38,581 1,936,766
FS Bancorp, Inc. ..................... 57,279 2,358,176
Fulton Financial Corp. .................. 1,564,807 30,247,719
FVCBankcorp, Inc. .................... 141,484 1,968,042
GBank Financial Holdings, Inc.
(a)(b)
......... 76,101 2,579,063
German American Bancorp, Inc. ........... 315,887 12,376,453
Glacier Bancorp, Inc. .................. 907,668 39,982,775
Great Southern Bancorp, Inc. ............. 73,088 4,499,297
Greene County Bancorp, Inc. ............. 24,320 540,634
Hancock Whitney Corp. ................ 753,874 48,006,696
Hanmi Financial Corp. ................. 263,946 7,134,460
Hanover Bancorp, Inc.
(a)
................ 38,645 893,086
Hawthorn Bancshares, Inc. .............. 50,270 1,753,418
HBT Financial, Inc. .................... 100,447 2,596,555
Heritage Commerce Corp. ............... 524,184 6,295,450
Heritage Financial Corp. ................ 300,652 7,110,420
Hilltop Holdings, Inc. ................... 387,877 13,164,545
Hingham Institution for Savings (The)
(a)
...... 13,385 3,800,805
Home Bancorp, Inc. ................... 62,308 3,601,402
Home BancShares, Inc. ................ 1,668,349 46,346,735
HomeTrust Bancshares, Inc. ............. 141,351 6,069,612
Hope Bancorp, Inc. ................... 1,042,075 11,421,142
Horizon Bancorp, Inc. .................. 434,569 7,370,290
Independent Bank Corp. ................ 619,760 38,091,151
International Bancshares Corp. ........... 431,747 28,685,271
Investar Holding Corp. ................. 84,779 2,265,295
John Marshall Bancorp, Inc. ............. 107,259 2,144,107
Kearny Financial Corp. ................. 496,652 3,680,191
Lakeland Financial Corp. ................ 95,850 5,469,201
Landmark Bancorp, Inc. ................ 41,203 1,079,107
LCNB Corp. ........................ 116,405 1,907,878
LINKBANCORP, Inc. .................. 177,989 1,470,189
Live Oak Bancshares, Inc. ............... 180,058 6,184,992
MainStreet Bancshares, Inc. ............. 57,670 1,174,161
Mechanics Bancorp ................... 425,105 6,219,286
Mercantile Bank Corp. ................. 140,336 6,750,162
Meridian Corp. ...................... 71,380 1,254,860
Metrocity Bankshares, Inc. .............. 67,851 1,800,766
Metropolitan Bank Holding Corp. .......... 64,201 4,902,388
Mid Penn Bancorp, Inc. ................. 170,369 5,284,846
Middlefield Banc Corp. ................. 63,339 2,187,729
Midland States Bancorp, Inc. ............. 181,700 3,846,589
MidWestOne Financial Group, Inc. ......... 144,018 5,544,693
Security
Shares
Shares Value
Banks (continued)
MVB Financial Corp. .................. 99,189 $ 2,562,052
National Bank Holdings Corp. , Class A ...... 332,902 12,653,605
National Bankshares, Inc. ............... 52,121 1,747,617
NB Bancorp, Inc. ..................... 352,284 6,982,269
NBT Bancorp, Inc. .................... 423,164 17,569,769
Nicolet Bankshares, Inc.
(a)
............... 83,240 10,097,012
Northeast Bank
(a)
..................... 26,503 2,754,457
Northeast Community Bancorp, Inc. ........ 110,680 2,502,475
Northfield Bancorp, Inc. ................ 286,162 3,270,832
Northpointe Bancshares, Inc.
(a)
............ 176,961 2,969,406
Northrim Bancorp, Inc. ................. 90,453 2,406,954
Northwest Bancshares, Inc. .............. 1,267,131 15,205,572
Norwood Financial Corp. ................ 71,072 1,993,570
Oak Valley Bancorp ................... 59,151 1,778,079
OceanFirst Financial Corp. .............. 498,561 8,949,170
OFG Bancorp ....................... 388,786 15,932,450
Ohio Valley Banc Corp. ................. 32,867 1,314,023
Old National Bancorp .................. 2,737,358 61,070,457
Old Second Bancorp, Inc. ............... 448,651 8,748,694
OP Bancorp ........................ 92,874 1,311,381
Orange County Bancorp, Inc. ............. 69,764 1,991,762
Origin Bancorp, Inc. ................... 247,784 9,319,156
Orrstown Financial Services, Inc. .......... 164,155 5,814,370
Park National Corp. ................... 130,490 19,857,968
Parke Bancorp, Inc. ................... 90,295 2,260,987
PCB Bancorp ....................... 82,902 1,794,828
Peapack-Gladstone Financial Corp. ........ 81,223 2,262,061
Peoples Bancorp of North Carolina, Inc. ..... 38,500 1,393,700
Peoples Bancorp, Inc. ................. 303,263 9,106,988
Peoples Financial Services Corp. .......... 72,293 3,521,392
Pioneer Bancorp, Inc.
(b)
................. 103,459 1,394,627
Plumas Bancorp ..................... 54,200 2,422,198
Ponce Financial Group, Inc.
(b)
............ 175,207 2,864,634
Preferred Bank ...................... 85,074 8,033,538
Primis Financial Corp. .................. 189,669 2,638,296
Princeton Bancorp, Inc. ................. 40,320 1,398,701
Provident Financial Services, Inc. .......... 941,762 18,599,799
QCR Holdings, Inc. ................... 146,121 12,171,879
RBB Bancorp ....................... 146,407 3,021,840
Red River Bancshares, Inc. .............. 42,878 3,062,776
Renasant Corp. ...................... 830,812 29,261,199
Republic Bancorp, Inc. , Class A ........... 73,816 5,092,566
Rhinebeck Bancorp, Inc.
(a)(b)
.............. 39,049 469,369
Richmond Mutual Bancorp, Inc. ........... 63,600 892,944
Riverview Bancorp, Inc. ................ 176,715 887,109
S&T Bancorp, Inc. .................... 337,050 13,262,917
SB Financial Group, Inc. ................ 51,368 1,143,965
Seacoast Banking Corp. of Florida ......... 775,412 24,363,445
Shore Bancshares, Inc. ................. 234,672 4,149,001
Sierra Bancorp ...................... 111,873 3,656,010
Simmons First National Corp. , Class A ...... 1,264,640 23,838,464
SmartFinancial, Inc. ................... 107,231 3,966,475
Sound Financial Bancorp, Inc. ............ 18,510 807,591
South Plains Financial, Inc. .............. 114,159 4,429,369
Southern First Bancshares, Inc.
(b)
.......... 68,543 3,531,335
Southern Missouri Bancorp, Inc. ........... 78,628 4,648,487
Southside Bancshares, Inc. .............. 255,128 7,753,340
SR Bancorp, Inc.
(a)
.................... 68,066 1,071,359
Stellar Bancorp, Inc. ................... 414,343 12,819,772
Sterling Bancorp, Inc.
(a)(b)(c)
............... 207,134 2
Stock Yards Bancorp, Inc. ............... 13,231 859,353
Texas Capital Bancshares, Inc.
(b)
.......... 347,475 31,460,387
Third Coast Bancshares, Inc.
(b)
............ 114,274 4,343,555
Timberland Bancorp, Inc. ............... 66,489 2,380,306
Tompkins Financial Corp. ............... 119,973 8,700,442

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Towne Bank ........................ 648,104 $ 21,627,230
TriCo Bancshares .................... 268,542 12,720,835
Triumph Financial, Inc.
(b)
................ 110,046 6,892,181
TrustCo Bank Corp. ................... 162,990 6,736,377
Trustmark Corp. ..................... 503,082 19,595,044
UMB Financial Corp. .................. 588,695 67,723,473
United Bankshares, Inc. ................ 1,236,111 47,466,662
United Community Banks, Inc. ............ 1,038,689 32,427,871
United Security Bancshares .............. 119,718 1,205,560
Unity Bancorp, Inc. .................... 35,946 1,859,127
Univest Financial Corp. ................. 252,617 8,270,681
USCB Financial Holdings, Inc. , Class A ...... 61,206 1,127,415
Valley National Bancorp ................ 3,260,233 38,079,521
Virginia National Bankshares Corp. ......... 41,205 1,642,019
WaFd, Inc. ......................... 675,015 21,620,730
Washington Trust Bancorp, Inc. ........... 163,190 4,822,265
WesBanco, Inc. ...................... 788,698 26,216,322
West Bancorp, Inc. .................... 111,187 2,467,240
Westamerica Bancorp ................. 211,284 10,105,714
Western New England Bancorp, Inc. ........ 158,991 2,006,466
WSFS Financial Corp. ................. 491,539 27,152,614
2,183,049,051
Beverages — 0.0%
MGP Ingredients, Inc. .................. 120,863 2,936,971
Biotechnology — 5.7%
4D Molecular Therapeutics, Inc.
(a)(b)
......... 357,205 2,679,038
Abeona Therapeutics, Inc.
(b)
.............. 25,498 134,374
Absci Corp.
(a)(b)
...................... 241,126 841,530
Agios Pharmaceuticals, Inc.
(b)
............ 495,242 13,480,487
Akebia Therapeutics, Inc.
(a)(b)
............. 1,953,322 3,144,848
Aldeyra Therapeutics, Inc.
(a)(b)
............. 87,367 452,561
Alector, Inc.
(b)
....................... 649,060 1,012,534
Alkermes plc
(b)
....................... 356,010 9,961,160
Allogene Therapeutics, Inc.
(a)(b)
............ 1,311,169 1,796,302
Anika Therapeutics, Inc.
(a)(b)
.............. 107,766 1,035,631
Annexon, Inc.
(b)
...................... 878,659 4,410,868
Arbutus Biopharma Corp.
(a)(b)
............. 75,613 363,699
Arcturus Therapeutics Holdings, Inc.
(a)(b)
...... 134,680 825,588
Arcus Biosciences, Inc.
(a)(b)
.............. 183,050 4,362,081
Astria Therapeutics, Inc.
(a)(b)
.............. 362,934 4,750,806
Aura Biosciences, Inc.
(a)(b)
............... 260,798 1,421,349
Avidity Biosciences, Inc.
(b)
............... 82,828 5,974,384
Bicara Therapeutics, Inc.
(a)(b)
............. 261,003 4,392,680
Candel Therapeutics, Inc.
(a)(b)
............. 30,797 174,003
Cardiff Oncology, Inc.
(a)(b)
................ 306,672 861,748
Cartesian Therapeutics, Inc.
(a)(b)
........... 89,489 645,216
Celcuity, Inc.
(a)(b)
...................... 14,541 1,450,319
Celldex Therapeutics, Inc.
(a)(b)
............. 573,407 15,573,734
Cidara Therapeutics, Inc.
(a)(b)
............. 172,042 38,002,357
Cogent Biosciences, Inc.
(b)
............... 71,322 2,533,357
Coherus Oncology, Inc.
(a)(b)
.............. 594,264 843,855
Compass Therapeutics, Inc.
(a)(b)
........... 537,552 2,886,654
CRISPR Therapeutics AG
(a)(b)
............. 766,736 40,207,636
Cullinan Therapeutics, Inc.
(b)
............. 471,975 4,884,941
Cytokinetics, Inc.
(a)(b)
................... 910,996 57,884,686
Day One Biopharmaceuticals, Inc.
(b)
........ 651,329 6,070,386
Denali Therapeutics, Inc.
(a)(b)
............. 1,093,987 18,061,725
Design Therapeutics, Inc.
(b)
.............. 209,565 1,965,720
Dianthus Therapeutics, Inc.
(b)
............. 196,017 8,077,861
Dyne Therapeutics, Inc.
(a)(b)
.............. 738,826 14,451,437
Editas Medicine, Inc.
(a)(b)
................ 818,206 1,677,322
Eledon Pharmaceuticals, Inc.
(a)(b)
.......... 475,198 717,549
Emergent BioSolutions, Inc.
(a)(b)
........... 459,781 5,682,893
Security
Shares
Shares Value
Biotechnology (continued)
Enanta Pharmaceuticals, Inc.
(b)
........... 238,726 $ 3,764,709
Entrada Therapeutics, Inc.
(b)
............. 255,611 2,627,681
Erasca, Inc.
(a)(b)
...................... 1,520,215 5,655,200
Fate Therapeutics, Inc.
(a)(b)
............... 940,441 924,077
Fennec Pharmaceuticals, Inc.
(a)(b)
.......... 148,570 1,143,989
Foghorn Therapeutics, Inc.
(b)
............. 80,596 435,218
GRAIL, Inc.
(a)(b)
...................... 308,566 26,410,164
Heron Therapeutics, Inc.
(a)(b)
.............. 1,184,330 1,539,629
Humacyte, Inc.
(a)(b)
.................... 1,025,938 985,413
Ideaya Biosciences, Inc.
(a)(b)
.............. 704,538 24,355,879
ImmunityBio, Inc.
(a)(b)
................... 448,221 887,478
Inhibikase Therapeutics, Inc.
(a)(b)
........... 477,974 979,847
Inhibrx Biosciences, Inc.
(a)(b)
.............. 80,194 6,335,326
Intellia Therapeutics, Inc.
(a)(b)
............. 901,782 8,107,020
Iovance Biotherapeutics, Inc.
(a)(b)
........... 2,690,887 7,346,122
Ironwood Pharmaceuticals, Inc. , Class A
(a)(b)
... 110,769 373,292
Jade Biosciences, Inc.
(a)
................ 404,112 6,235,448
Janux Therapeutics, Inc.
(b)
............... 253,244 3,494,767
Keros Therapeutics, Inc.
(a)(b)
.............. 256,509 5,222,523
Kodiak Sciences, Inc.
(a)(b)
................ 288,406 8,063,832
Korro Bio, Inc.
(a)(b)
..................... 57,382 459,630
Kura Oncology, Inc.
(b)
.................. 700,873 7,282,070
Larimar Therapeutics, Inc.
(a)(b)
............. 412,411 1,571,286
Lexeo Therapeutics, Inc.
(a)(b)
.............. 551,744 5,478,818
MapLight Therapeutics, Inc.
(a)(b)
........... 68,765 1,207,857
MeiraGTx Holdings plc
(a)(b)
............... 107,832 857,264
Monte Rosa Therapeutics, Inc.
(a)(b)
......... 413,316 6,480,795
Myriad Genetics, Inc.
(b)
................. 791,349 4,866,796
Neurogene, Inc.
(a)(b)
................... 85,128 1,753,637
Nkarta, Inc.
(a)(b)
...................... 373,176 690,376
Novavax, Inc.
(a)(b)
..................... 228,493 1,535,473
Nurix Therapeutics, Inc.
(a)(b)
.............. 878,667 16,668,313
Olema Pharmaceuticals, Inc.
(a)(b)
........... 523,030 13,075,750
ORIC Pharmaceuticals, Inc.
(a)(b)
........... 414,638 3,391,739
Oruka Therapeutics, Inc.
(a)(b)
.............. 337,822 10,239,385
Palvella Therapeutics, Inc.
(b)
............. 5,195 543,761
Perspective Therapeutics, Inc.
(a)(b)
.......... 515,354 1,417,224
Praxis Precision Medicines, Inc.
(a)(b)
......... 182,134 53,682,175
Precigen, Inc.
(a)(b)
..................... 115,482 482,715
Prime Medicine, Inc.
(a)(b)
................ 870,298 3,019,934
Protara Therapeutics, Inc.
(a)(b)
............. 306,801 1,635,249
Prothena Corp. plc
(b)
................... 349,361 3,336,398
PTC Therapeutics, Inc.
(b)
................ 128,169 9,735,717
Puma Biotechnology, Inc.
(a)(b)
............. 390,207 2,321,732
REGENXBIO, Inc.
(a)(b)
.................. 409,003 5,889,643
Relay Therapeutics, Inc.
(a)(b)
.............. 1,236,125 10,457,618
Replimune Group, Inc.
(b)
................ 606,405 5,894,257
Rezolute, Inc.
(a)(b)
..................... 93,231 220,025
Rocket Pharmaceuticals, Inc.
(a)(b)
.......... 614,782 2,157,885
Sana Biotechnology, Inc.
(a)(b)
............. 1,286,873 5,237,573
Scholar Rock Holding Corp.
(a)(b)
........... 59,781 2,633,353
Solid Biosciences, Inc.
(a)(b)
............... 517,209 2,917,059
Spyre Therapeutics, Inc.
(a)(b)
.............. 199,016 6,519,764
Syndax Pharmaceuticals, Inc.
(b)
........... 49,318 1,036,171
Tango Therapeutics, Inc.
(a)(b)
.............. 932,392 8,260,993
Tectonic Therapeutic, Inc.
(a)(b)
............. 78,718 1,642,057
Tevogen Bio Holdings, Inc.
(a)(b)
............ 104,550 34,617
Tonix Pharmaceuticals Holding Corp.
(a)(b)
..... 101,233 1,581,259
Travere Therapeutics, Inc.
(b)
.............. 48,214 1,842,257
TriSalus Life Sciences, Inc.
(a)(b)
............ 196,763 1,373,406
Tyra Biosciences, Inc.
(a)(b)
............... 227,484 5,980,554
Upstream Bio, Inc.
(a)(b)
.................. 288,036 7,820,177
UroGen Pharma Ltd.
(a)(b)
................ 57,274 1,341,357
Vanda Pharmaceuticals, Inc.
(b)
............ 484,795 4,275,892
Vaxcyte, Inc.
(a)(b)
...................... 1,004,227 46,335,034

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Verastem, Inc.
(a)(b)
..................... 205,159 $ 1,583,827
Vir Biotechnology, Inc.
(b)
................ 788,942 4,757,320
Viridian Therapeutics, Inc.
(b)
.............. 145,714 4,534,620
Voyager Therapeutics, Inc.
(b)
............. 405,897 1,595,175
Xencor, Inc.
(b)
....................... 621,515 9,515,395
XOMA Royalty Corp.
(a)(b)
................ 26,152 695,382
Zenas Biopharma, Inc.
(a)(b)
............... 165,670 6,015,478
702,463,175
Broadline Retail — 0.2%
Kohl's Corp. ........................ 958,327 19,559,454
Savers Value Village, Inc.
(a)(b)
............. 22,879 213,690
19,773,144
Building Products — 1.1%
American Woodmark Corp.
(b)
............. 126,216 6,803,042
Apogee Enterprises, Inc. ................ 185,705 6,761,519
Gibraltar Industries, Inc.
(b)
............... 261,159 12,911,701
Insteel Industries, Inc. .................. 73,054 2,313,620
Janus International Group, Inc.
(a)(b)
......... 750,710 4,909,643
JELD-WEN Holding, Inc.
(a)(b)
.............. 754,883 1,857,012
Masterbrand, Inc.
(a)(b)
.................. 1,117,027 12,331,978
Quanex Building Products Corp. ........... 404,396 6,219,611
Resideo Technologies, Inc.
(b)
............. 1,139,008 40,001,961
UFP Industries, Inc. ................... 484,434 44,107,716
138,217,803
Capital Markets — 0.7%
AlTi Global, Inc. , Class A
(a)(b)
............. 368,057 1,707,784
Artisan Partners Asset Management, Inc. , Class
A ............................. 248,265 10,114,316
Bakkt Holdings, Inc. , Class A
(a)(b)
........... 99,745 1,001,440
Cohen & Steers, Inc. .................. 21,315 1,338,156
Diamond Hill Investment Group, Inc. ........ 18,597 3,152,191
DigitalBridge Group, Inc. , Class A .......... 1,563,809 23,988,830
Donnelley Financial Solutions, Inc.
(b)
........ 62,501 2,918,172
Forge Global Holdings, Inc.
(b)
............. 97,849 4,360,151
GCM Grosvenor, Inc. , Class A ............ 38,780 438,989
Innventure, Inc.
(a)(b)
.................... 204,394 854,367
Marex Group plc ..................... 152,347 5,844,031
MarketWise, Inc. ..................... 18,284 274,626
Miami International Holdings, Inc.
(a)(b)
........ 96,749 4,293,720
Open Lending Corp. , Class A
(b)
............ 886,527 1,374,117
Siebert Financial Corp.
(a)(b)
............... 109,615 384,749
Silvercrest Asset Management Group, Inc. , Class
A ............................. 60,835 924,084
Virtus Investment Partners, Inc. ........... 56,318 9,188,282
Webull Corp.
(a)(b)
..................... 2,080,745 16,167,389
Westwood Holdings Group, Inc. ........... 64,411 1,108,513
89,433,907
Chemicals — 1.6%
AdvanSix, Inc. ....................... 232,794 4,027,336
American Vanguard Corp.
(b)
.............. 236,039 901,669
Arq, Inc.
(b)
.......................... 291,858 954,376
Ascent Industries Co.
(b)
................. 68,789 1,113,694
Aspen Aerogels, Inc.
(a)(b)
................ 590,118 1,670,034
Avient Corp. ........................ 806,907 25,207,775
Cabot Corp. ........................ 30,767 2,039,237
Core Molding Technologies, Inc.
(b)
.......... 73,337 1,470,407
Ecovyst, Inc.
(b)
....................... 1,004,357 9,772,394
Flotek Industries, Inc.
(a)(b)
................ 95,549 1,646,309
HB Fuller Co. ....................... 479,193 28,492,816
Innospec, Inc. ....................... 204,548 15,656,104
Intrepid Potash, Inc.
(a)(b)
................. 96,887 2,686,677
Koppers Holdings, Inc. ................. 165,960 4,494,197
Security
Shares
Shares Value
Chemicals (continued)
Kronos Worldwide, Inc. ................. 189,487 $ 837,533
LSB Industries, Inc.
(a)(b)
................. 470,154 3,996,309
Mativ Holdings, Inc. ................... 474,350 5,763,352
Minerals Technologies, Inc. .............. 275,172 16,771,733
Orion SA .......................... 490,155 2,588,018
Perimeter Solutions, Inc.
(a)(b)
.............. 1,223,531 33,683,808
Quaker Chemical Corp. ................ 120,716 16,575,514
Rayonier Advanced Materials, Inc.
(a)(b)
....... 577,289 3,400,232
Stepan Co. ......................... 187,093 8,860,724
Trinseo plc ......................... 294,398 146,316
Tronox Holdings plc ................... 1,038,144 4,329,060
Valhi, Inc. .......................... 22,706 273,607
197,359,231
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................... 536,227 22,682,402
ACCO Brands Corp. ................... 775,425 2,892,335
BrightView Holdings, Inc.
(a)(b)
............. 630,579 7,989,436
Cimpress plc
(a)(b)
..................... 120,097 7,997,259
CompX International, Inc. , Class A ......... 4,162 96,850
CoreCivic, Inc.
(b)
..................... 785,015 15,001,637
Deluxe Corp. ........................ 390,748 8,725,403
Ennis, Inc. ......................... 204,153 3,676,795
Enviri Corp.
(a)(b)
...................... 669,592 11,999,089
Healthcare Services Group, Inc.
(b)
.......... 340,777 6,515,656
HNI Corp. .......................... 329,268 13,842,427
Interface, Inc. ....................... 450,118 12,567,295
MillerKnoll, Inc. ...................... 598,362 10,938,057
Mobile Infrastructure Corp.
(a)(b)
............ 124,535 317,564
Montrose Environmental Group, Inc.
(a)(b)
...... 290,492 7,212,916
NL Industries, Inc. .................... 66,078 361,447
OPENLANE, Inc.
(b)
.................... 926,168 27,581,283
Perma-Fix Environmental Services, Inc.
(a)(b)
... 135,157 1,701,627
Pitney Bowes, Inc. .................... 651,590 6,887,306
Quad/Graphics, Inc. , Class A ............. 76,096 477,122
UniFirst Corp. ....................... 128,505 24,788,614
Vestis Corp. ........................ 1,016,303 6,778,741
Virco Mfg. Corp.
(a)
.................... 89,953 574,800
201,606,061
Communications Equipment — 0.9%
(b)
Applied Optoelectronics, Inc.
(a)
............ 109,286 3,809,710
Aviat Networks, Inc.
(a)
.................. 99,034 2,117,347
Clearfield, Inc.
(a)
...................... 57,375 1,672,481
CommScope Holding Co., Inc. ............ 737,968 13,379,360
Digi International, Inc. .................. 320,624 13,879,813
Harmonic, Inc. ....................... 741,719 7,335,601
Inseego Corp.
(a)
...................... 87,529 898,923
NETGEAR, Inc. ...................... 240,554 5,900,789
NetScout Systems, Inc. ................. 616,207 16,674,561
Ribbon Communications, Inc.
(a)
........... 837,678 2,412,513
Viasat, Inc. ......................... 1,085,369 37,401,816
105,482,914
Construction & Engineering — 1.3%
Ameresco, Inc. , Class A
(a)(b)
.............. 284,983 8,347,152
Arcosa, Inc. ........................ 307,154 32,656,613
Bowman Consulting Group Ltd.
(a)(b)
......... 6,054 199,903
Concrete Pumping Holdings, Inc. .......... 180,599 1,211,819
Fluor Corp.
(b)
........................ 1,414,059 56,039,158
Granite Construction, Inc.
(a)
.............. 53,675 6,191,411
Great Lakes Dredge & Dock Corp.
(b)
........ 585,391 7,680,330
Legence Corp. , Class A
(a)(b)
.............. 142,787 6,145,553
Matrix Service Co.
(b)
................... 188,105 2,200,829
NWPX Infrastructure, Inc.
(b)
.............. 82,777 5,172,735
Orion Group Holdings, Inc.
(a)(b)
............ 273,530 2,718,888

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Primoris Services Corp. ................ 30,745 $ 3,816,684
Southland Holdings, Inc.
(a)(b)
.............. 93,510 310,453
Tutor Perini Corp. .................... 393,368 26,363,524
159,055,052
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(a)(b)
............. 44,213 2,960,060
Bread Financial Holdings, Inc. ............ 383,728 28,407,384
Consumer Portfolio Services, Inc.
(a)(b)
........ 86,509 807,129
Encore Capital Group, Inc.
(a)(b)
............ 198,408 10,783,475
Green Dot Corp. , Class A
(b)
.............. 472,222 6,049,164
Jefferson Capital, Inc. .................. 50,555 1,129,399
LendingClub Corp.
(b)
................... 1,004,065 19,016,991
LendingTree, Inc.
(b)
.................... 7,041 373,807
Medallion Financial Corp. ............... 142,682 1,468,198
Navient Corp. ....................... 606,253 7,881,289
Nelnet, Inc. , Class A ................... 99,060 13,171,018
Oportun Financial Corp.
(a)(b)
.............. 365,684 1,934,468
PRA Group, Inc.
(b)
.................... 343,205 6,071,296
PROG Holdings, Inc. .................. 348,747 10,284,549
Regional Management Corp. ............. 71,307 2,763,146
Vroom, Inc.
(a)(b)
....................... 8,139 161,803
World Acceptance Corp.
(b)
............... 26,248 3,684,957
116,948,133
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) .................. 288,953 15,363,631
Grocery Outlet Holding Corp.
(a)(b)
........... 829,387 8,376,809
HF Foods Group, Inc.
(a)(b)
................ 345,474 742,769
Ingles Markets, Inc. , Class A ............. 127,435 8,735,669
United Natural Foods, Inc.
(b)
.............. 526,485 17,726,750
Village Super Market, Inc. , Class A ......... 79,382 2,809,726
Weis Markets, Inc. .................... 119,105 7,633,439
61,388,793
Containers & Packaging — 0.4%
Ardagh Metal Packaging SA ............. 925,674 3,795,264
Greif, Inc. , Class A, NVS ................ 221,882 15,021,412
Greif, Inc. , Class B .................... 41,706 3,115,021
Myers Industries, Inc. .................. 282,613 5,290,515
O-I Glass, Inc.
(b)
...................... 1,019,599 15,049,281
Ranpak Holdings Corp. , Class A
(a)(b)
........ 422,171 2,283,945
TriMas Corp.
(a)
....................... 280,271 9,935,607
54,491,045
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(a)(b)
...... 214,789 8,436,912
Gold.com, Inc. ....................... 165,641 5,640,076
Weyco Group, Inc. .................... 53,317 1,630,967
15,707,955
Diversified Consumer Services — 0.8%
American Public Education, Inc.
(a)(b)
......... 8,238 311,396
Graham Holdings Co. , Class B ............ 28,244 31,028,859
Laureate Education, Inc.
(b)
............... 734,263 24,722,635
Matthews International Corp. , Class A ....... 259,551 6,779,472
McGraw Hill, Inc.
(a)(b)
................... 75,076 1,238,754
Mister Car Wash, Inc.
(b)
................. 90,089 500,895
Perdoceo Education Corp. ............... 569,187 16,694,255
Phoenix Education Partners, Inc.
(b)
......... 11,188 338,996
Strategic Education, Inc. ................ 204,474 16,398,815
98,014,077
Diversified REITs — 1.1%
Alexander & Baldwin, Inc. ............... 642,367 13,258,455
Alpine Income Property Trust, Inc. ......... 113,949 1,905,227
American Assets Trust, Inc. .............. 467,262 8,845,270
Security
Shares
Shares Value
Diversified REITs (continued)
Armada Hoffler Properties, Inc. ........... 707,625 $ 4,684,477
Broadstone Net Lease, Inc. .............. 1,682,103 29,218,129
CTO Realty Growth, Inc. ................ 269,668 4,964,588
Essential Properties Realty Trust, Inc. ....... 1,745,485 51,771,085
Gladstone Commercial Corp. ............. 321,298 3,428,250
Global Net Lease, Inc. ................. 1,752,949 15,075,361
Modiv Industrial, Inc. , Class C ............ 80,885 1,163,935
NexPoint Diversified Real Estate Trust ...... 328,338 1,257,535
135,572,312
Diversified Telecommunication Services — 0.3%
ATN International, Inc. ................. 89,797 2,047,372
Bandwidth, Inc. , Class A
(b)
............... 184,424 2,849,351
IDT Corp. , Class B .................... 31,905 1,633,855
Liberty Latin America Ltd. , Class A
(b)
........ 241,815 1,787,013
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
... 1,125,966 8,399,706
Lumen Technologies, Inc.
(b)
.............. 980,656 7,619,697
Shenandoah Telecommunications Co. ....... 447,306 5,170,857
Uniti Group, Inc.
(a)
.................... 1,464,656 10,267,239
39,775,090
Electric Utilities — 1.7%
Genie Energy Ltd. , Class B .............. 173,625 2,392,553
Hawaiian Electric Industries, Inc.
(b)
......... 1,533,448 18,861,410
MGE Energy, Inc. ..................... 154,057 12,081,150
Oklo, Inc. , Class A
(a)(b)
.................. 731,200 52,470,912
Otter Tail Corp. ...................... 315,801 25,519,879
Portland General Electric Co. ............. 997,067 47,849,245
TXNM Energy, Inc. .................... 886,884 52,219,730
211,394,879
Electrical Equipment — 1.6%
Allient, Inc.
(a)
........................ 119,556 6,426,135
Array Technologies, Inc.
(a)(b)
.............. 1,042,332 9,610,301
Atkore, Inc. ......................... 297,194 18,797,520
EnerSys ........................... 310,655 45,588,621
Fluence Energy, Inc. , Class A
(a)(b)
.......... 107,841 2,133,095
Hyliion Holdings Corp. , Class A
(a)(b)
......... 1,087,521 2,001,039
LSI Industries, Inc. .................... 54,271 994,245
NANO Nuclear Energy, Inc.
(a)(b)
............ 21,516 516,599
Net Power, Inc. , Class A
(a)(b)
.............. 270,112 615,855
Nextpower, Inc. , Class A
(a)(b)
.............. 256,768 22,367,060
Plug Power, Inc.
(a)(b)
................... 9,881,980 19,467,501
Power Solutions International, Inc.
(a)(b)
....... 6,583 376,153
Preformed Line Products Co. ............. 20,820 4,303,702
Shoals Technologies Group, Inc. , Class A
(a)(b)
.. 1,250,680 10,630,780
SunPower, Inc.
(a)(b)
.................... 399,547 627,289
Sunrun, Inc.
(a)(b)
...................... 1,963,419 36,126,910
T1 Energy, Inc.
(a)(b)
.................... 1,171,671 7,826,762
Thermon Group Holdings, Inc.
(b)
........... 252,925 9,398,693
197,808,260
Electronic Equipment, Instruments & Components — 2.4%
908 Devices, Inc.
(a)(b)
................... 55,454 291,133
Bel Fuse, Inc. , Class A
(a)
................ 14,147 2,147,514
Bel Fuse, Inc. , Class B, NVS ............. 92,274 15,652,439
Benchmark Electronics, Inc. ............. 315,078 13,472,735
CTS Corp. ......................... 216,946 9,300,475
Daktronics, Inc.
(a)(b)
.................... 278,309 5,502,169
ePlus, Inc. ......................... 232,009 20,347,189
Insight Enterprises, Inc.
(b)
............... 169,832 13,836,213
Itron, Inc.
(b)
......................... 205,582 19,090,345
Kimball Electronics, Inc.
(b)
............... 216,797 6,031,293
Knowles Corp.
(b)
..................... 699,208 14,984,027
Methode Electronics, Inc. ............... 302,038 2,005,532
MicroVision, Inc.
(a)(b)
................... 958,118 793,418

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Motomova, Inc.
(b)(c)
.................... 19,086 $ —
nLight, Inc.
(a)(b)
....................... 381,341 14,304,101
PC Connection, Inc. ................... 100,525 5,806,324
Plexus Corp.
(b)
....................... 16,772 2,465,484
Powerfleet, Inc.
(a)(b)
.................... 1,099,418 5,848,904
Richardson Electronics Ltd. .............. 102,045 1,110,250
Rogers Corp.
(b)
...................... 158,763 14,537,928
Sanmina Corp.
(a)(b)
.................... 253,733 38,077,711
ScanSource, Inc.
(b)
.................... 197,498 7,714,272
TTM Technologies, Inc.
(b)
................ 899,554 62,069,226
Vishay Intertechnology, Inc. .............. 1,064,485 15,424,388
Vishay Precision Group, Inc.
(a)(b)
........... 106,958 4,117,883
Vuzix Corp.
(a)(b)
...................... 36,853 139,304
295,070,257
Energy Equipment & Services — 2.4%
Atlas Energy Solutions, Inc. .............. 189,785 1,787,775
Borr Drilling Ltd.
(a)
.................... 2,330,937 9,393,676
Bristow Group, Inc.
(b)
.................. 249,169 9,124,569
Core Laboratories, Inc.
(a)
................ 416,743 6,680,390
DMC Global, Inc.
(b)
.................... 121,241 811,102
Expro Group Holdings NV
(a)(b)
............. 784,675 10,475,411
Flowco Holdings, Inc. , Class A ............ 71,395 1,337,942
Forum Energy Technologies, Inc.
(b)
......... 90,998 3,362,376
Helix Energy Solutions Group, Inc.
(b)
........ 932,167 5,844,687
Helmerich & Payne, Inc. ................ 853,804 24,487,099
Innovex International, Inc.
(a)(b)
............. 341,875 7,476,806
Liberty Energy, Inc. , Class A ............. 1,387,889 25,620,431
Mammoth Energy Services, Inc.
(b)
.......... 192,693 356,482
Nabors Industries Ltd.
(a)(b)
............... 124,741 6,773,436
National Energy Services Reunited Corp.
(a)(b)
.. 481,403 7,538,771
Natural Gas Services Group, Inc. .......... 65,539 2,205,387
Noble Corp. plc ...................... 1,112,419 31,414,713
Oceaneering International, Inc.
(b)
.......... 104,836 2,519,209
Oil States International, Inc.
(b)
............. 505,321 3,421,023
Patterson-UTI Energy, Inc. .............. 3,047,013 18,617,250
ProFrac Holding Corp. , Class A
(a)(b)
......... 249,258 969,614
ProPetro Holding Corp.
(a)(b)
.............. 702,442 6,680,224
Ranger Energy Services, Inc. , Class A ....... 176,250 2,463,975
RPC, Inc. .......................... 797,530 4,338,563
SEACOR Marine Holdings, Inc.
(a)(b)
......... 180,240 1,085,045
Seadrill Ltd.
(b)
....................... 352,229 12,187,123
Select Water Solutions, Inc. , Class A ........ 790,276 8,313,704
TETRA Technologies, Inc.
(a)(b)
............. 1,124,817 10,539,535
Tidewater, Inc.
(a)(b)
.................... 23,338 1,178,802
Transocean Ltd.
(a)(b)
................... 8,188,723 33,819,426
Valaris Ltd.
(a)(b)
....................... 548,260 27,632,304
288,456,850
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a)(b)
. 4,540,545 7,083,250
CuriosityStream, Inc. , Class A ............ 48,047 182,579
Eventbrite, Inc. , Class A
(b)
............... 661,313 2,942,843
Gaia, Inc. , Class A
(b)
................... 147,342 534,851
Lionsgate Studios Corp.
(b)
............... 1,800,474 16,438,328
Marcus Corp. (The) ................... 199,741 3,097,983
Playstudios, Inc. , Class A
(b)
.............. 753,196 490,707
Playtika Holding Corp. ................. 404,239 1,596,744
Reservoir Media, Inc.
(a)(b)
................ 152,131 1,151,632
Sphere Entertainment Co. , Class A
(a)(b)
....... 244,857 23,281,003
Starz Entertainment Corp.
(a)
.............. 100,924 1,180,811
Vivid Seats, Inc. , Class A
(a)(b)
............. 20,162 145,368
58,126,099
Security
Shares
Shares Value
Financial Services — 3.0%
Acacia Research Corp.
(a)(b)
............... 305,746 $ 1,143,490
Alerus Financial Corp. ................. 206,212 4,643,894
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 247,163 11,023,470
Better Home & Finance Holding Co.
(a)(b)
...... 50,487 1,644,866
Burford Capital Ltd. ................... 653,014 5,824,885
Cannae Holdings, Inc. ................. 414,684 6,522,979
Cass Information Systems, Inc. ........... 9,772 405,733
Compass Diversified Holdings ............ 596,382 2,862,634
Enact Holdings, Inc. ................... 253,239 10,038,394
Essent Group Ltd. .................... 834,836 54,272,688
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 7,466 1,310,806
Finance of America Cos., Inc. , Class A
(a)(b)
.... 44,129 1,068,363
Flywire Corp.
(b)
...................... 97,214 1,376,550
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 1,073,333 33,734,856
Jackson Financial, Inc. , Class A ........... 595,856 63,548,042
loanDepot, Inc. , Class A
(a)(b)
.............. 800,637 1,657,319
Marqeta, Inc. , Class A
(a)(b)
............... 1,749,326 8,309,298
Merchants Bancorp ................... 231,093 7,871,028
NewtekOne, Inc. ..................... 203,675 2,311,711
NMI Holdings, Inc. , Class A
(b)
............. 689,515 28,125,317
Onity Group, Inc.
(b)
.................... 62,074 2,842,368
Pagseguro Digital Ltd. , Class A ........... 609,106 5,871,782
Paysafe Ltd.
(a)(b)
...................... 288,896 2,337,169
PennyMac Financial Services, Inc. ......... 257,271 33,918,609
Radian Group, Inc. .................... 1,196,004 43,044,184
Repay Holdings Corp. , Class A
(a)(b)
......... 601,157 2,194,223
Security National Financial Corp. , Class A
(a)(b)
.. 146,843 1,323,055
Sezzle, Inc.
(a)(b)
...................... 12,968 823,144
SWK Holdings Corp. .................. 26,395 453,994
Triller Group, Inc.
(a)(b)
................... 891,111 28,516
Velocity Financial, Inc.
(b)
................ 97,239 2,018,682
Walker & Dunlop, Inc. .................. 289,082 17,388,282
Waterstone Financial, Inc. ............... 135,041 2,234,929
362,175,260
Food Products — 0.5%
Alico, Inc. .......................... 49,564 1,803,138
B&G Foods, Inc. ..................... 674,748 2,901,417
Beyond Meat, Inc.
(a)(b)
.................. 3,069,853 2,517,280
Calavo Growers, Inc. .................. 12,135 263,936
Dole plc ........................... 735,211 11,020,813
Fresh Del Monte Produce, Inc. ............ 290,948 10,366,477
Hain Celestial Group, Inc. (The)
(a)(b)
......... 785,090 840,046
John B Sanfilippo & Son, Inc. ............. 26,840 1,894,904
Limoneira Co. ....................... 147,409 1,861,039
Mission Produce, Inc.
(a)(b)
................ 375,118 4,351,369
Seneca Foods Corp. , Class A
(b)
........... 41,684 4,611,501
Simply Good Foods Co. (The)
(b)
........... 290,391 5,831,051
TreeHouse Foods, Inc.
(b)
................ 441,482 10,414,560
Utz Brands, Inc. , Class A ................ 647,500 6,721,050
65,398,581
Gas Utilities — 2.1%
Brookfield Infrastructure Corp. , Class A ...... 1,059,324 48,093,310
Chesapeake Utilities Corp. .............. 135,108 16,856,074
New Jersey Resources Corp. ............. 887,631 40,937,542
Northwest Natural Holding Co. ............ 358,910 16,775,453
ONE Gas, Inc. ....................... 527,039 40,713,763
RGC Resources, Inc. .................. 70,529 1,502,268
Southwest Gas Holdings, Inc. ............ 572,274 45,793,365
Spire, Inc. .......................... 515,162 42,603,897
253,275,672

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation — 0.5%
ArcBest Corp.
(a)
...................... 201,362 $ 14,939,047
Covenant Logistics Group, Inc. , Class A ...... 108,928 2,400,773
Heartland Express, Inc. ................. 376,797 3,402,477
Marten Transport Ltd. .................. 506,069 5,759,065
PAMT Corp.
(a)(b)
...................... 45,328 547,562
Proficient Auto Logistics, Inc.
(a)(b)
........... 216,712 2,089,104
RXO, Inc.
(a)(b)
........................ 1,343,692 16,984,267
Universal Logistics Holdings, Inc. .......... 58,453 887,901
Werner Enterprises, Inc. ................ 442,678 13,284,767
60,294,963
Health Care Equipment & Supplies — 1.3%
Accuray, Inc.
(a)(b)
...................... 79,193 65,303
Acme United Corp. .................... 28,731 1,158,147
AngioDynamics, Inc.
(b)
................. 271,619 3,487,588
Artivion, Inc.
(b)
....................... 69,361 3,163,555
Avanos Medical, Inc.
(b)
................. 391,678 4,398,544
Beta Bionics, Inc.
(b)
.................... 41,085 1,251,860
CapsoVision, Inc.
(a)(b)
.................. 13,745 146,934
Carlsmed, Inc.
(a)(b)
.................... 18,965 234,218
CONMED Corp. ...................... 273,749 11,114,209
Embecta Corp. ...................... 458,520 5,447,218
Enovis Corp.
(a)(b)
...................... 501,170 13,351,169
ICU Medical, Inc.
(b)
.................... 53,017 7,563,935
Inogen, Inc.
(b)
....................... 206,773 1,389,515
Integra LifeSciences Holdings Corp.
(b)
....... 590,310 7,331,650
Kestra Medical Technologies Ltd.
(a)(b)
........ 20,344 539,523
LivaNova plc
(b)
....................... 478,837 29,462,841
Lucid Diagnostics, Inc.
(a)(b)
............... 452,970 493,737
Merit Medical Systems, Inc.
(b)
............. 35,360 3,116,630
Neogen Corp.
(b)
...................... 1,916,564 13,396,782
Omnicell, Inc.
(b)
...................... 401,264 18,177,259
OraSure Technologies, Inc.
(a)(b)
............ 599,956 1,451,894
Orthofix Medical, Inc.
(a)(b)
................ 343,465 5,206,929
OrthoPediatrics Corp.
(a)(b)
................ 111,241 1,975,640
Outset Medical, Inc.
(a)(b)
................. 93,660 347,479
QuidelOrtho Corp.
(a)(b)
.................. 336,404 9,607,698
Semler Scientific, Inc.
(a)(b)
................ 96,093 1,469,262
Shoulder Innovations, Inc.
(a)(b)
............. 13,303 190,233
STAAR Surgical Co.
(b)
.................. 60,829 1,404,542
Stereotaxis, Inc.
(b)
.................... 58,297 134,083
Tactile Systems Technology, Inc.
(a)(b)
........ 194,667 5,645,343
Utah Medical Products, Inc. .............. 24,525 1,372,419
Varex Imaging Corp.
(b)
................. 357,262 4,162,102
158,258,241
Health Care Providers & Services — 1.2%
Accendra Health, Inc.
(a)(b)
................ 674,002 1,887,206
AdaptHealth Corp.
(b)
................... 894,527 8,909,489
Addus HomeCare Corp.
(a)(b)
.............. 81,703 8,774,085
AirSculpt Technologies, Inc.
(b)
............. 39,214 77,644
AMN Healthcare Services, Inc.
(a)(b)
......... 336,525 5,303,634
Ardent Health, Inc.
(b)
................... 194,716 1,719,342
Aveanna Healthcare Holdings, Inc.
(b)
........ 150,341 1,228,286
Brookdale Senior Living, Inc.
(b)
............ 235,759 2,543,840
Castle Biosciences, Inc.
(b)
............... 251,273 9,774,520
Community Health Systems, Inc.
(a)(b)
........ 436,312 1,361,293
Concentra Group Holdings Parent, Inc. ...... 59,721 1,175,309
Cross Country Healthcare, Inc.
(a)(b)
......... 275,573 2,232,141
DocGo, Inc.
(a)(b)
...................... 787,793 691,525
Enhabit, Inc.
(a)(b)
...................... 430,573 3,969,883
Fulgent Genetics, Inc.
(a)(b)
............... 181,644 4,771,788
Innovage Holding Corp.
(b)
............... 102,464 531,788
LifeStance Health Group, Inc.
(b)
........... 648,739 4,567,122
Nano-X Imaging Ltd.
(a)(b)
................ 423,447 1,185,652
Security
Shares
Shares Value
Health Care Providers & Services (continued)
National HealthCare Corp. ............... 111,554 $ 15,292,938
NeoGenomics, Inc.
(b)
.................. 1,019,980 11,994,965
Omada Health, Inc.
(b)
.................. 30,225 476,950
OPKO Health, Inc.
(a)(b)
.................. 3,610,195 4,548,846
PACS Group, Inc.
(b)
................... 26,284 1,009,043
Pediatrix Medical Group, Inc.
(b)
............ 758,670 16,227,951
RadNet, Inc.
(a)(b)
...................... 114,763 8,188,340
SBC Medical Group Holdings, Inc.
(a)(b)
....... 84,472 364,074
Select Medical Holdings Corp. ............ 946,601 14,057,025
Sonida Senior Living, Inc.
(a)(b)
............. 18,220 594,154
Strata Critical Medical, Inc. , Class A
(a)(b)
...... 603,118 2,900,998
Surgery Partners, Inc.
(a)(b)
............... 676,016 10,444,447
US Physical Therapy, Inc. ............... 50,999 3,982,512
150,786,790
Health Care REITs — 1.8%
American Healthcare REIT, Inc. ........... 969,227 45,611,823
CareTrust REIT, Inc. ................... 1,787,653 64,641,532
Community Healthcare Trust, Inc. .......... 243,076 3,991,308
Diversified Healthcare Trust .............. 1,945,060 9,433,541
Global Medical REIT, Inc. ............... 113,626 3,833,741
LTC Properties, Inc. ................... 399,044 13,719,133
National Health Investors, Inc. ............ 319,520 24,401,742
Sabra Health Care REIT, Inc. ............. 2,095,974 39,697,748
Sila Realty Trust, Inc. .................. 490,187 11,426,259
Strawberry Fields REIT, Inc. ............. 9,291 121,712
Universal Health Realty Income Trust ....... 14,918 584,935
217,463,474
Health Care Technology — 0.2%
Definitive Healthcare Corp. , Class A
(a)(b)
...... 298,015 855,303
Evolent Health, Inc. , Class A
(a)(b)
........... 694,102 2,776,408
Health Catalyst, Inc.
(a)(b)
................. 584,829 1,397,741
HealthStream, Inc. .................... 118,644 2,737,117
HeartFlow, Inc.
(a)(b)
.................... 78,610 2,291,482
LifeMD, Inc.
(a)(b)
...................... 94,822 323,343
Teladoc Health, Inc.
(a)(b)
................. 1,273,122 8,911,854
Waystar Holding Corp.
(b)
................ 148,212 4,853,943
24,147,191
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. .............. 1,995,544 23,647,196
Braemar Hotels & Resorts, Inc. ........... 500,712 1,437,043
Chatham Lodging Trust ................. 424,862 2,893,310
DiamondRock Hospitality Co. ............. 790,794 7,085,514
Pebblebrook Hotel Trust
(a)
............... 1,044,736 11,826,412
RLJ Lodging Trust .................... 1,234,484 9,196,906
Service Properties Trust
(a)
............... 1,409,909 2,594,233
Summit Hotel Properties, Inc. ............. 956,162 4,656,509
Sunstone Hotel Investors, Inc. ............ 1,503,246 13,439,019
Xenia Hotels & Resorts, Inc. ............. 720,486 10,187,672
86,963,814
Hotels, Restaurants & Leisure — 0.8%
Biglari Holdings, Inc. , Class B, NVS
(b)
....... 6,053 2,012,199
BJ's Restaurants, Inc.
(b)
................. 63,845 2,515,493
Black Rock Coffee Bar, Inc. , Class A
(a)(b)
...... 55,673 1,238,724
Bloomin' Brands, Inc. .................. 272,067 1,678,653
Brightstar Lottery plc .................. 923,825 14,300,811
Cracker Barrel Old Country Store, Inc.
(a)
..... 140,155 3,559,937
Denny's Corp.
(a)(b)
..................... 419,216 2,607,524
Dine Brands Global, Inc. ................ 112,539 3,617,003
El Pollo Loco Holdings, Inc.
(b)
............. 244,352 2,555,922
Global Business Travel Group I
(a)(b)
......... 132,276 1,011,911
Golden Entertainment, Inc. .............. 169,113 4,598,182
Jack in the Box, Inc. ................... 25,789 488,702

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Krispy Kreme, Inc.
(a)
................... 583,907 $ 2,347,306
Marriott Vacations Worldwide Corp. ......... 244,983 14,133,069
Nathan's Famous, Inc. ................. 1,549 144,940
Navan, Inc. , Class A
(a)(b)
................. 64,202 1,096,570
Papa John's International, Inc. ............ 263,505 10,142,307
Portillo's, Inc. , Class A
(a)(b)
............... 585,924 2,660,095
Pursuit Attractions & Hospitality, Inc.
(b)
....... 175,666 5,916,431
RCI Hospitality Holdings, Inc.
(a)
............ 27,892 664,945
Red Rock Resorts, Inc. , Class A ........... 193,249 11,971,776
Sabre Corp.
(a)(b)
...................... 2,427,471 3,301,361
Serve Robotics, Inc.
(a)(b)
................. 61,757 641,038
Six Flags Entertainment Corp.
(b)
........... 171,964 2,637,928
Target Hospitality Corp.
(a)(b)
.............. 294,704 2,360,579
United Parks & Resorts, Inc.
(b)
............ 14,430 523,809
98,727,215
Household Durables — 2.2%
Bassett Furniture Industries, Inc. .......... 70,487 1,181,362
Beazer Homes USA, Inc.
(a)(b)
............. 241,159 4,888,293
Century Communities, Inc. .............. 228,814 13,580,111
Cricut, Inc. , Class A ................... 445,026 2,202,879
Dream Finders Homes, Inc. , Class A
(a)(b)
...... 196,100 3,353,310
Ethan Allen Interiors, Inc. ............... 199,452 4,555,484
Flexsteel Industries, Inc. ................ 31,384 1,239,354
Green Brick Partners, Inc.
(b)
.............. 180,580 11,315,143
Hamilton Beach Brands Holding Co. , Class A .. 62,753 1,032,287
Helen of Troy Ltd.
(a)(b)
.................. 199,391 4,237,059
Hovnanian Enterprises, Inc. , Class A
(a)(b)
..... 42,714 4,166,324
KB Home .......................... 554,499 31,279,289
La-Z-Boy, Inc. ....................... 364,305 13,577,647
Legacy Housing Corp.
(a)(b)
............... 74,668 1,457,519
Leggett & Platt, Inc. ................... 1,176,675 12,943,425
LGI Homes, Inc.
(a)(b)
................... 179,613 7,716,174
Lovesac Co. (The)
(a)(b)
.................. 44,817 661,051
M/I Homes, Inc.
(b)
..................... 229,431 29,355,696
Meritage Homes Corp. ................. 609,649 40,114,904
Sonos, Inc.
(b)
........................ 91,092 1,599,575
Taylor Morrison Home Corp.
(a)(b)
........... 845,140 49,753,392
Traeger, Inc.
(a)(b)
...................... 293,417 316,890
TRI Pointe Homes, Inc.
(b)
................ 741,877 23,346,869
263,874,037
Household Products — 0.3%
Central Garden & Pet Co.
(b)
.............. 70,439 2,264,614
Central Garden & Pet Co. , Class A, NVS
(b)
.... 447,697 13,068,275
Energizer Holdings, Inc. ................ 117,914 2,345,309
Oil-Dri Corp. of America ................ 17,700 866,238
Spectrum Brands Holdings, Inc. ........... 207,747 12,273,693
30,818,129
Independent Power and Renewable Electricity Producers — 0.5%
(a)
Hallador Energy Co.
(b)
.................. 18,500 352,240
Montauk Renewables, Inc.
(b)
............. 457,883 764,665
Ormat Technologies, Inc. ................ 538,364 59,473,071
60,589,976
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(a)
........ 132,834 4,766,084
Industrial REITs — 0.8%
Industrial Logistics Properties Trust ......... 482,168 2,671,211
Innovative Industrial Properties, Inc. ........ 243,925 11,552,288
LXP Industrial Trust ................... 515,286 25,547,880
One Liberty Properties, Inc. .............. 163,245 3,312,241
Plymouth Industrial REIT, Inc. ............ 370,192 8,099,801
Security
Shares
Shares Value
Industrial REITs (continued)
Terreno Realty Corp. .................. 899,151 $ 52,789,155
103,972,576
Insurance — 2.1%
Abacus Global Management, Inc.
(a)
......... 245,917 2,102,590
American Coastal Insurance Corp. ......... 122,668 1,549,297
American Integrity Insurance Group, Inc.
(b)
.... 43,500 906,105
AMERISAFE, Inc. .................... 76,061 2,921,503
Aspen Insurance Holdings Ltd. , Class A
(a)(b)
... 57,432 2,130,727
Ategrity Specialty Holdings LLC
(b)
.......... 40,075 841,976
Citizens, Inc. , Class A
(a)(b)
............... 413,176 1,995,640
CNO Financial Group, Inc. ............... 852,100 36,188,687
Donegal Group, Inc. , Class A ............. 154,707 3,091,046
eHealth, Inc.
(a)(b)
...................... 272,103 1,251,674
Employers Holdings, Inc. ................ 195,450 8,437,576
F&G Annuities & Life, Inc. ............... 305,112 9,412,705
Fidelis Insurance Holdings Ltd. ............ 501,793 9,820,089
Genworth Financial, Inc. , Class A
(b)
......... 3,431,776 30,988,937
GoHealth, Inc. , Class A
(a)(b)
.............. 86,158 185,240
Goosehead Insurance, Inc. , Class A ........ 44,186 3,254,299
Greenlight Capital Re Ltd. , Class A
(b)
........ 242,508 3,535,767
Hamilton Insurance Group Ltd. , Class B
(b)
.... 408,101 11,386,018
Heritage Insurance Holdings, Inc.
(b)
......... 52,382 1,532,697
Hippo Holdings, Inc.
(b)
.................. 74,828 2,250,826
Horace Mann Educators Corp. ............ 357,933 16,529,346
Investors Title Co. .................... 10,298 2,570,793
James River Group Holdings, Inc.
(a)
........ 340,868 2,167,920
Kestrel Group Ltd.
(a)
................... 3,318 33,976
Kingstone Cos., Inc. ................... 14,840 249,757
MBIA, Inc.
(a)(b)
....................... 411,189 2,944,113
Mercury General Corp. ................. 238,093 22,395,028
NI Holdings, Inc.
(b)
.................... 64,021 851,479
Octave Specialty Group, Inc.
(b)
............ 391,774 3,048,002
ProAssurance Corp.
(b)
.................. 450,547 10,885,215
Safety Insurance Group, Inc. ............. 129,502 10,089,501
Selective Insurance Group, Inc. ........... 65,137 5,450,013
Selectquote, Inc.
(b)
.................... 336,548 474,533
SiriusPoint Ltd.
(b)
..................... 679,229 14,868,323
Slide Insurance Holdings, Inc.
(b)
........... 146,506 2,853,937
Stewart Information Services Corp. ......... 244,829 17,201,686
Tiptree, Inc. ........................ 151,338 2,764,945
United Fire Group, Inc. ................. 188,073 6,836,454
Universal Insurance Holdings, Inc. ......... 177,801 6,009,674
262,008,094
Interactive Media & Services — 0.4%
Angi, Inc.
(a)(b)
........................ 319,189 4,127,114
Bumble, Inc. , Class A
(a)(b)
................ 577,889 2,063,064
Cars.com, Inc.
(a)(b)
.................... 475,273 5,798,331
Getty Images Holdings, Inc. , Class A
(a)(b)
..... 952,217 1,275,971
Nextdoor Holdings, Inc. , Class A
(b)
......... 1,943,314 4,080,959
Rumble, Inc. , Class A
(a)(b)
................ 716,168 4,526,182
Shutterstock, Inc. ..................... 212,318 4,055,274
Teads Holding Co.
(a)(b)
.................. 335,314 236,027
TripAdvisor, Inc.
(b)
.................... 523,381 7,620,427
TrueCar, Inc.
(a)(b)
...................... 683,987 1,545,811
Webtoon Entertainment, Inc.
(a)(b)
........... 162,010 2,110,990
Ziff Davis, Inc.
(a)(b)
..................... 358,016 12,584,262
50,024,412
IT Services — 0.5%
Applied Digital Corp.
(a)(b)
................ 503,598 12,348,223
ASGN, Inc.
(b)
........................ 367,614 17,707,966
BigBear.ai Holdings, Inc.
(a)(b)
.............. 2,917,584 15,754,954
CSP, Inc. .......................... 9,737 121,712
Fastly, Inc. , Class A
(a)(b)
................. 1,228,085 12,501,905

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Grid Dynamics Holdings, Inc. , Class A
(b)
...... 108,005 $ 975,285
Hackett Group, Inc. (The) ............... 13,847 271,817
Information Services Group, Inc. ........... 217,419 1,256,682
Rackspace Technology, Inc.
(a)(b)
........... 574,237 557,527
Tucows, Inc. , Class A
(b)
................. 49,410 1,107,772
Unisys Corp.
(b)
....................... 117,238 323,577
Whitefiber, Inc.
(a)(b)
.................... 34,341 542,588
63,470,008
Leisure Products — 0.6%
American Outdoor Brands, Inc.
(a)(b)
......... 106,238 821,220
Clarus Corp. ........................ 272,462 912,748
Escalade, Inc. ....................... 80,006 1,079,281
Funko, Inc. , Class A
(a)(b)
................. 354,628 1,205,735
JAKKS Pacific, Inc. ................... 83,922 1,416,603
Johnson Outdoors, Inc. , Class A ........... 49,997 2,122,373
Latham Group, Inc.
(b)
.................. 46,685 296,450
Malibu Boats, Inc. , Class A
(a)(b)
............ 162,092 4,572,615
Marine Products Corp. ................. 33,268 291,428
MasterCraft Boat Holdings, Inc.
(a)(b)
......... 138,452 2,618,127
Peloton Interactive, Inc. , Class A
(a)(b)
........ 2,251,709 13,870,527
Polaris, Inc. ......................... 468,441 29,628,893
Smith & Wesson Brands, Inc. ............. 382,502 3,775,295
Sturm Ruger & Co., Inc. ................ 80,539 2,629,598
Topgolf Callaway Brands Corp.
(b)
.......... 1,155,728 13,487,346
78,728,239
Life Sciences Tools & Services — 0.6%
(b)
10X Genomics, Inc. , Class A
(a)
............ 716,251 11,682,054
Atlantic International Corp. .............. 40,959 54,475
Azenta, Inc. ........................ 358,875 11,936,182
Codexis, Inc.
(a)
....................... 129,808 211,587
CryoPort, Inc.
(a)
...................... 340,802 3,271,699
Cytek Biosciences, Inc. ................. 1,044,911 5,276,801
Fortrea Holdings, Inc. .................. 799,955 13,799,224
Ginkgo Bioworks Holdings, Inc.
(a)
.......... 339,090 2,817,838
Lifecore Biomedical, Inc.
(a)
............... 66,569 544,534
Maravai LifeSciences Holdings, Inc. , Class A
(a)
. 958,806 3,116,119
MaxCyte, Inc.
(a)
...................... 909,251 1,409,339
OmniAb, Inc.
(a)
....................... 799,201 1,478,522
OmniAb, Inc., 12.50 Earnout Shares
(c)
....... 52,020 1
OmniAb, Inc., 15.00 Earnout Shares
(c)
....... 52,020 1
Pacific Biosciences of California, Inc.
(a)
...... 2,448,233 4,578,196
Personalis, Inc.
(a)
..................... 446,305 3,552,588
Quanterix Corp. ...................... 348,561 2,216,848
Quantum-Si, Inc. , Class A
(a)
.............. 1,378,042 1,515,846
Standard BioTools, Inc.
(a)
................ 2,602,803 3,331,588
70,793,442
Machinery — 2.5%
3D Systems Corp.
(a)(b)
.................. 1,102,540 1,951,496
Aebi Schmidt Holding AG
(a)
.............. 303,239 3,835,973
AirJoule Technologies Corp.
(a)(b)
........... 209,218 824,319
Alamo Group, Inc. .................... 62,600 10,508,662
Albany International Corp. , Class A ......... 179,858 9,118,801
Alliance Laundry Holdings, Inc.
(a)(b)
......... 297,820 6,060,637
Astec Industries, Inc. .................. 201,259 8,718,540
Atmus Filtration Technologies, Inc. ......... 72,248 3,750,394
Columbus McKinnon Corp. .............. 252,990 4,364,077
Douglas Dynamics, Inc. ................ 26,404 862,091
Eastern Co. (The) .................... 49,688 978,357
Enpro, Inc.
(a)
........................ 161,739 34,633,172
Gencor Industries, Inc.
(b)
................ 89,480 1,159,661
Greenbrier Cos., Inc. (The) .............. 265,442 12,406,759
Helios Technologies, Inc. ................ 291,229 15,577,839
Hillenbrand, Inc. ..................... 619,565 19,652,602
Security
Shares
Shares Value
Machinery (continued)
Hillman Solutions Corp.
(a)(b)
.............. 1,737,336 $ 15,045,330
Hyster-Yale, Inc. , Class A ............... 104,596 3,107,547
JBT Marel Corp. ..................... 237,484 35,781,714
Kennametal, Inc. ..................... 668,466 18,991,119
L B Foster Co. , Class A
(a)(b)
.............. 88,417 2,382,838
Luxfer Holdings plc ................... 237,444 3,212,617
Manitowoc Co., Inc. (The)
(b)
.............. 305,595 3,664,084
Mayville Engineering Co., Inc.
(a)(b)
.......... 104,341 1,953,264
Microvast Holdings, Inc.
(a)(b)
.............. 646,675 1,810,690
Miller Industries, Inc. .................. 95,047 3,551,906
Palladyne AI Corp.
(a)(b)
.................. 265,322 1,130,272
Park-Ohio Holdings Corp. ............... 83,115 1,740,428
Proto Labs, Inc.
(b)
..................... 208,509 10,548,470
Standex International Corp. .............. 19,504 4,237,829
Tennant Co. ........................ 160,252 11,810,572
Terex Corp. ......................... 569,650 30,407,917
Titan International, Inc.
(b)
................ 424,299 3,322,261
Trinity Industries, Inc. .................. 374,443 9,900,273
Wabash National Corp. ................. 347,424 3,005,218
Worthington Enterprises, Inc. ............. 187,910 9,690,519
309,698,248
Marine Transportation — 0.4%
Costamare Bulkers Holdings Ltd.
(b)
......... 68,380 1,053,736
Costamare, Inc. ...................... 394,563 6,230,150
Genco Shipping & Trading Ltd. ............ 276,801 5,101,442
Himalaya Shipping Ltd.
(a)
................ 244,750 2,227,225
Matson, Inc. ........................ 277,419 34,275,117
Pangaea Logistics Solutions Ltd. .......... 261,581 1,799,677
Safe Bulkers, Inc. .................... 457,219 2,203,796
52,891,143
Media — 1.7%
Advantage Solutions, Inc. , Class A
(a)(b)
....... 826,784 727,570
AMC Networks, Inc. , Class A
(b)
............ 275,724 2,624,892
Boston Omaha Corp. , Class A
(a)(b)
.......... 177,551 2,196,306
Cable One, Inc. ...................... 45,423 5,125,986
EchoStar Corp. , Class A
(a)(b)
.............. 1,190,369 129,393,110
Entravision Communications Corp. , Class A ... 436,050 1,277,627
EW Scripps Co. (The) , Class A
(a)(b)
......... 589,180 2,350,828
Gray Media, Inc. ..................... 777,652 3,763,836
iHeartMedia, Inc. , Class A
(b)
.............. 1,075,358 4,473,489
John Wiley & Sons, Inc. , Class A .......... 20,251 620,288
National CineMedia, Inc.
(a)
............... 593,094 2,307,136
Newsmax, Inc.
(a)(b)
.................... 414,343 3,202,871
Nexxen International Ltd.
(a)(b)
............. 306,905 2,007,159
Optimum Communications, Inc. , Class A
(b)
.... 1,968,776 3,248,480
PubMatic, Inc. , Class A
(a)(b)
............... 332,685 2,950,916
Scholastic Corp. ..................... 178,064 5,276,036
Sinclair, Inc. , Class A .................. 342,185 5,235,431
TechTarget, Inc.
(b)
..................... 228,257 1,232,588
TEGNA, Inc. ........................ 1,416,324 27,490,849
USA TODAY Co., Inc.
(a)(b)
................ 149,547 770,167
206,275,565
Metals & Mining — 3.2%
Alpha Metallurgical Resources, Inc.
(b)
....... 72,148 14,420,942
American Battery Technology Co.
(a)(b)
........ 463,206 1,547,108
Caledonia Mining Corp. plc .............. 144,710 3,787,061
Coeur Mining, Inc.
(a)(b)
.................. 2,811,075 50,121,467
Commercial Metals Co. ................. 980,116 67,843,630
Compass Minerals International, Inc.
(b)
....... 71,271 1,399,762
Constellium SE , Class A
(b)
............... 761,328 14,351,033
Critical Metals Corp.
(a)(b)
................. 247,158 1,715,277
Ferroglobe plc ....................... 1,057,885 4,908,586
Friedman Industries, Inc. ................ 57,496 1,178,093

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Hecla Mining Co. ..................... 4,266,927 $ 81,882,329
Ivanhoe Electric, Inc.
(b)
................. 135,181 2,160,192
Kaiser Aluminum Corp. ................. 67,836 7,791,643
Materion Corp. ...................... 146,265 18,183,665
Metallus, Inc.
(b)
...................... 324,637 5,570,771
Novagold Resources, Inc.
(a)(b)
............. 183,894 1,713,892
Olympic Steel, Inc. .................... 87,049 3,724,391
Ryerson Holding Corp. ................. 237,204 5,968,053
SSR Mining, Inc.
(a)(b)
................... 1,793,539 39,314,375
SunCoke Energy, Inc. .................. 737,928 5,313,082
Tredegar Corp.
(b)
..................... 235,376 1,690,000
USA Rare Earth, Inc.
(a)(b)
................ 387,974 4,616,891
Warrior Met Coal, Inc.
(a)
................. 457,673 40,353,028
Worthington Steel, Inc. ................. 289,236 10,013,350
389,568,621
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
ACRES Commercial Realty Corp.
(a)(b)
....... 46,486 992,011
Adamas Trust, Inc. .................... 746,451 5,449,092
Advanced Flower Capital, Inc. ............ 158,794 452,563
Angel Oak Mortgage REIT, Inc. ........... 69,465 598,094
Apollo Commercial Real Estate Finance, Inc. .. 634,534 6,142,289
Arbor Realty Trust, Inc. ................. 1,636,892 12,702,282
Ares Commercial Real Estate Corp. ........ 455,457 2,177,085
ARMOUR Residential REIT, Inc. ........... 990,000 17,513,100
Blackstone Mortgage Trust, Inc. , Class A ..... 1,406,168 26,899,994
BrightSpire Capital, Inc. , Class A .......... 1,140,642 6,387,595
Chicago Atlantic Real Estate Finance, Inc. .... 160,083 1,962,618
Chimera Investment Corp. ............... 722,559 8,981,408
Claros Mortgage Trust, Inc.
(b)
............. 830,519 2,541,388
Dynex Capital, Inc. .................... 1,290,939 18,086,055
Ellington Financial, Inc. ................. 851,372 11,561,632
Franklin BSP Realty Trust, Inc. ............ 711,025 7,131,581
Invesco Mortgage Capital, Inc. ............ 654,975 5,508,340
KKR Real Estate Finance Trust, Inc. ........ 489,329 4,022,284
Ladder Capital Corp. , Class A ............ 1,019,483 11,204,118
Lument Finance Trust, Inc. .............. 394,624 556,420
MFA Financial, Inc. .................... 919,740 8,562,779
Nexpoint Real Estate Finance, Inc. ......... 71,605 1,008,198
Orchid Island Capital, Inc. ............... 1,332,843 9,596,470
PennyMac Mortgage Investment Trust ....... 772,515 9,695,063
Ready Capital Corp.
(a)
.................. 1,313,908 2,864,319
Redwood Trust, Inc. ................... 1,135,684 6,280,333
Rithm Property Trust, Inc. ............... 60,704 1,006,472
Seven Hills Realty Trust ................ 202,650 1,803,585
Sunrise Realty Trust, Inc. ............... 99,044 933,985
TPG Mortgage Investment Trust, Inc. ....... 260,728 2,221,403
TPG RE Finance Trust, Inc. .............. 596,987 5,140,058
Two Harbors Investment Corp. ............ 450,627 4,731,584
204,714,198
Multi-Utilities — 0.9%
Avista Corp. ........................ 714,684 27,543,921
Black Hills Corp. ..................... 647,339 44,938,274
Northwestern Energy Group, Inc. .......... 543,283 35,063,485
Unitil Corp. ......................... 152,944 7,408,607
114,954,287
Office REITs — 1.1%
Brandywine Realty Trust ................ 1,521,517 4,442,830
City Office REIT, Inc. .................. 358,919 2,508,844
COPT Defense Properties ............... 1,005,781 27,960,712
Douglas Emmett, Inc. .................. 1,342,671 14,755,954
Easterly Government Properties, Inc. ....... 371,843 7,879,353
Empire State Realty Trust, Inc. , Class A ...... 1,238,877 8,077,478
Franklin Street Properties Corp. ........... 656,763 621,167
Security
Shares
Shares Value
Office REITs (continued)
Hudson Pacific Properties, Inc.
(b)
.......... 469,699 $ 5,086,840
JBG SMITH Properties ................. 528,510 8,989,955
NET Lease Office Properties ............. 136,694 3,525,338
Peakstone Realty Trust , Class E .......... 328,488 4,713,803
Piedmont Realty Trust, Inc. , Class A ........ 1,105,892 9,223,139
Postal Realty Trust, Inc. , Class A .......... 201,429 3,251,064
SL Green Realty Corp. ................. 632,678 29,020,940
130,057,417
Oil, Gas & Consumable Fuels — 4.6%
Ardmore Shipping Corp. ................ 297,267 3,148,057
BKV Corp.
(b)
........................ 195,305 5,302,531
California Resources Corp. .............. 643,805 28,784,522
Calumet, Inc.
(a)(b)
..................... 534,893 10,628,324
Centrus Energy Corp. , Class A
(a)(b)
......... 33,299 8,083,665
Clean Energy Fuels Corp.
(b)
.............. 1,549,384 3,253,706
CNX Resources Corp.
(a)(b)
............... 1,145,647 42,125,440
Comstock Resources, Inc.
(a)(b)
............ 201,912 4,680,320
Core Natural Resources, Inc. ............. 292,713 25,908,028
Crescent Energy, Inc. , Class A
(a)
........... 2,068,957 17,358,549
DHT Holdings, Inc. .................... 1,182,973 14,444,100
Diversified Energy Co. ................. 541,232 7,837,039
Dorian LPG Ltd. ...................... 324,722 7,903,733
Encore Energy Corp.
(a)(b)
................ 1,641,694 4,071,401
Energy Fuels, Inc.
(a)(b)
.................. 1,469,657 21,368,813
Epsilon Energy Ltd. ................... 152,487 707,540
Excelerate Energy, Inc. , Class A ........... 210,152 5,894,764
FLEX LNG Ltd. ...................... 229,289 5,720,761
FutureFuel Corp. ..................... 227,534 725,833
Gevo, Inc.
(a)(b)
....................... 2,009,912 4,019,824
Golar LNG Ltd. ...................... 856,184 31,858,607
Granite Ridge Resources, Inc. ............ 467,594 2,197,692
Green Plains, Inc.
(b)
................... 589,607 5,778,149
HighPeak Energy, Inc.
(a)
................ 192,241 911,222
Infinity Natural Resources, Inc. , Class A
(a)(b)
... 112,490 1,656,978
International Seaways, Inc. .............. 352,733 17,125,187
Kinetik Holdings, Inc. , Class A ............ 106,535 3,840,587
Kolibri Global Energy, Inc.
(a)(b)
............. 206,424 811,246
Kosmos Energy Ltd.
(a)(b)
................. 4,237,774 3,845,356
Magnolia Oil & Gas Corp. , Class A ......... 1,269,302 27,785,021
Murphy Oil Corp. ..................... 1,189,384 37,168,250
NACCO Industries, Inc. , Class A ........... 34,742 1,703,748
Navigator Holdings Ltd. ................. 275,264 4,767,572
New Fortress Energy, Inc. , Class A
(a)(b)
....... 1,586,113 1,808,169
NextNRG, Inc.
(a)(b)
.................... 216,927 314,544
Nordic American Tankers Ltd. ............ 1,786,984 6,147,225
Northern Oil & Gas, Inc. ................ 842,411 18,086,564
Par Pacific Holdings, Inc.
(b)
.............. 314,276 11,043,659
PBF Energy, Inc. , Class A ............... 736,640 19,977,677
Peabody Energy Corp. ................. 1,074,921 31,925,154
Prairie Operating Co.
(a)(b)
................ 259,965 439,341
PrimeEnergy Resources Corp.
(a)(b)
.......... 3,174 542,754
REX American Resources Corp.
(b)
......... 186,617 6,031,461
Riley Exploration Permian, Inc. ............ 102,504 2,706,106
SandRidge Energy, Inc. ................ 324,135 4,677,268
Scorpio Tankers, Inc. .................. 395,416 20,098,995
SFL Corp. Ltd. ....................... 1,056,468 8,251,015
SM Energy Co. ...................... 1,005,366 18,800,344
Summit Midstream Corp.
(b)
.............. 80,945 2,159,613
Talos Energy, Inc.
(a)(b)
.................. 1,151,846 12,693,343
Teekay Corp. Ltd. .................... 466,608 4,213,470
Teekay Tankers Ltd. , Class A ............. 209,945 11,215,262
VAALCO Energy, Inc. .................. 784,801 2,856,676
Vitesse Energy, Inc. ................... 250,208 4,819,006
W&T Offshore, Inc.
(a)
.................. 920,451 1,500,335

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
World Kinect Corp. .................... 416,694 $ 9,763,140
XCF Global, Inc. , Class A
(a)(b)
............. 191,820 52,367
561,540,053
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
............... 133,925 2,330,295
Magnera Corp.
(b)
..................... 281,392 4,260,275
Sylvamo Corp. ...................... 221,978 10,688,241
17,278,811
Passenger Airlines — 0.5%
(b)
Allegiant Travel Co. ................... 104,657 8,924,102
flyExclusive, Inc.
(a)
.................... 35,446 145,683
Frontier Group Holdings, Inc.
(a)
............ 237,506 1,118,653
JetBlue Airways Corp. .................. 2,612,866 11,888,540
SkyWest, Inc. ....................... 356,921 35,838,438
Sun Country Airlines Holdings, Inc. ......... 194,899 2,804,597
60,720,013
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a)(b)
........ 150,257 208,857
Edgewell Personal Care Co. ............. 394,920 6,733,386
Herbalife Ltd.
(a)(b)
..................... 232,755 3,000,212
Honest Co., Inc. (The)
(a)(b)
............... 426,041 1,099,186
Medifast, Inc.
(a)(b)
..................... 95,404 1,018,915
Nature's Sunshine Products, Inc.
(b)
......... 107,872 2,327,878
Nu Skin Enterprises, Inc. , Class A .......... 433,658 4,171,790
Olaplex Holdings, Inc.
(a)(b)
............... 1,251,309 1,676,754
USANA Health Sciences, Inc.
(b)
........... 93,418 1,833,795
Waldencast plc , Class A
(a)(b)
.............. 366,207 688,469
22,759,242
Pharmaceuticals — 2.0%
Aardvark Therapeutics, Inc.
(a)(b)
............ 47,304 620,865
Aclaris Therapeutics, Inc.
(b)
.............. 825,737 2,485,468
Alumis, Inc.
(a)(b)
...................... 490,381 4,786,119
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 175,492 2,211,199
Amphastar Pharmaceuticals, Inc.
(a)(b)
........ 296,259 7,933,816
Amylyx Pharmaceuticals, Inc.
(a)(b)
.......... 176,171 2,128,146
Aquestive Therapeutics, Inc.
(a)(b)
........... 606,138 3,915,651
Arvinas, Inc.
(b)
....................... 513,718 6,092,695
Atea Pharmaceuticals, Inc.
(a)(b)
............ 628,750 2,244,638
BioAge Labs, Inc.
(b)
................... 205,124 2,713,791
Biote Corp. , Class A
(a)(b)
................. 177,026 460,268
Esperion Therapeutics, Inc.
(a)(b)
............ 1,357,919 5,024,300
EyePoint, Inc.
(a)(b)
..................... 662,313 12,100,459
Fulcrum Therapeutics, Inc.
(a)(b)
............ 349,133 3,948,694
Indivior plc
(b)
........................ 159,358 5,717,765
Innoviva, Inc.
(b)
...................... 65,070 1,300,749
LB Pharmaceuticals, Inc.
(a)(b)
............. 75,403 1,678,471
Ligand Pharmaceuticals, Inc.
(b)
............ 150,983 28,546,356
Maze Therapeutics, Inc.
(a)(b)
.............. 175,146 7,256,299
MBX Biosciences, Inc.
(a)(b)
............... 249,609 7,872,668
Mind Medicine MindMed, Inc.
(a)(b)
.......... 568,065 7,606,390
Nuvation Bio, Inc. , Class A
(a)(b)
............ 1,951,395 17,484,499
Omeros Corp.
(a)(b)
..................... 66,754 1,146,500
Pacira BioSciences, Inc.
(b)
............... 357,530 9,252,876
Phathom Pharmaceuticals, Inc.
(a)(b)
......... 255,872 4,244,916
Prestige Consumer Healthcare, Inc.
(b)
....... 353,974 21,836,656
Rapport Therapeutics, Inc.
(a)(b)
............ 249,264 7,562,670
Septerna, Inc.
(a)(b)
..................... 190,349 5,306,930
SIGA Technologies, Inc. ................ 73,277 447,722
Supernus Pharmaceuticals, Inc.
(a)(b)
......... 433,493 21,544,602
Terns Pharmaceuticals, Inc.
(a)(b)
........... 752,889 30,416,716
Theravance Biopharma, Inc.
(a)(b)
........... 70,236 1,314,116
Third Harmonic Bio, Inc.
(b)(c)
.............. 216,388 6,492
Security
Shares
Shares Value
Pharmaceuticals (continued)
Tvardi Therapeutics, Inc.
(b)
............... 36,590 $ 157,337
WaVe Life Sciences Ltd.
(a)(b)
.............. 115,076 1,956,292
239,323,131
Professional Services — 0.7%
Alight, Inc. , Class A ................... 3,798,256 7,406,599
Asure Software, Inc.
(a)(b)
................. 217,582 2,049,622
Conduent, Inc.
(b)
..................... 1,357,168 2,605,763
CSG Systems International, Inc. ........... 26,348 2,020,628
Falcon's Beyond Global, Inc. , Class A
(a)(b)
..... 28,748 431,507
First Advantage Corp.
(a)(b)
............... 216,675 3,148,288
Forrester Research, Inc.
(a)(b)
.............. 103,971 844,245
Franklin Covey Co.
(a)(b)
................. 13,207 221,613
HireQuest, Inc. ...................... 43,263 454,694
ICF International, Inc. .................. 160,980 13,731,594
Kelly Services, Inc. , Class A, NVS ......... 267,473 2,353,762
Kforce, Inc. ......................... 24,216 748,759
Korn Ferry ......................... 250,173 16,516,421
Mistras Group, Inc.
(b)
.................. 112,030 1,417,179
Resolute Holdings Management, Inc.
(a)(b)
..... 23,126 4,773,900
Resources Connection, Inc. .............. 278,826 1,405,283
Skillsoft Corp. , Class A
(a)(b)
............... 54,375 505,688
TIC Solutions, Inc.
(a)(b)
.................. 1,339,862 13,546,005
TrueBlue, Inc.
(a)(b)
..................... 261,581 1,190,194
TTEC Holdings, Inc.
(b)
.................. 174,208 627,149
Willdan Group, Inc.
(a)(b)
................. 39,257 4,069,381
80,068,274
Real Estate Management & Development — 0.8%
American Realty Investors, Inc.
(b)
.......... 13,029 209,246
Anywhere Real Estate, Inc.
(b)
............. 939,093 13,297,557
Cushman & Wakefield Ltd.
(a)(b)
............ 1,443,844 23,375,834
Douglas Elliman, Inc.
(a)(b)
................ 673,092 1,595,228
Forestar Group, Inc.
(b)
.................. 172,882 4,258,084
FRP Holdings, Inc.
(b)
................... 105,953 2,414,669
Kennedy-Wilson Holdings, Inc. ............ 1,063,331 10,282,411
Logistic Properties of The Americas
(b)
....... 27,275 74,461
Marcus & Millichap, Inc. ................ 216,232 5,900,971
Maui Land & Pineapple Co., Inc.
(a)(b)
........ 5,791 98,099
Newmark Group, Inc. , Class A
(a)
........... 1,308,274 22,685,471
RE/MAX Holdings, Inc. , Class A
(b)
.......... 179,851 1,365,069
RMR Group, Inc. (The) , Class A ........... 142,573 2,124,338
Seaport Entertainment Group, Inc.
(a)(b)
....... 63,298 1,251,401
Stratus Properties, Inc.
(b)
................ 58,582 1,416,513
Tejon Ranch Co.
(b)
.................... 193,916 3,058,055
Transcontinental Realty Investors, Inc.
(b)
..... 16,014 938,741
94,346,148
Residential REITs — 0.6%
Apartment Investment & Management Co. , Class
A ............................. 492,571 2,925,872
BRT Apartments Corp. ................. 100,798 1,481,731
Centerspace ........................ 147,632 9,850,007
Clipper Realty, Inc. .................... 111,401 425,552
Elme Communities .................... 774,986 13,484,756
Independence Realty Trust, Inc. ........... 2,121,270 37,079,800
NexPoint Residential Trust, Inc. ........... 136,390 4,105,339
Veris Residential, Inc. .................. 675,696 10,054,356
79,407,413
Retail REITs — 2.0%
Acadia Realty Trust ................... 1,166,386 23,957,568
CBL & Associates Properties, Inc. .......... 42,536 1,573,832
Curbline Properties Corp. ............... 861,620 19,998,200
FrontView REIT, Inc. ................... 181,150 2,673,774
Getty Realty Corp. .................... 474,127 12,976,856

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
InvenTrust Properties Corp. .............. 696,320 $ 19,643,187
Kite Realty Group Trust ................. 1,926,800 46,185,396
Macerich Co. (The) ................... 2,242,294 41,392,747
NETSTREIT Corp. .................... 560,728 9,891,242
Phillips Edison & Co., Inc. ............... 917,152 32,623,097
Saul Centers, Inc. .................... 10,560 332,957
SITE Centers Corp. ................... 443,796 2,849,170
Tanger, Inc. ......................... 98,285 3,279,771
Urban Edge Properties ................. 1,126,515 21,617,823
Whitestone REIT ..................... 399,093 5,543,402
244,539,022
Semiconductors & Semiconductor Equipment — 1.6%
ACM Research, Inc. , Class A
(b)
............ 444,018 17,516,510
Aehr Test Systems
(a)(b)
.................. 48,671 982,667
Aeluma, Inc.
(a)(b)
...................... 100,103 1,718,768
Alpha & Omega Semiconductor Ltd.
(b)
....... 222,031 4,398,434
Ambiq Micro, Inc.
(a)(b)
.................. 14,570 415,245
Axcelis Technologies, Inc.
(a)(b)
............. 252,506 20,286,332
Blaize Holdings, Inc.
(a)(b)
................ 229,194 446,928
CEVA, Inc.
(a)(b)
....................... 23,146 498,102
Cohu, Inc.
(b)
........................ 401,865 9,351,399
Diodes, Inc.
(b)
....................... 403,779 19,922,456
FormFactor, Inc.
(b)
.................... 173,035 9,651,892
Ichor Holdings Ltd.
(b)
................... 299,435 5,518,587
indie Semiconductor, Inc. , Class A
(a)(b)
....... 1,058,635 3,736,982
Kulicke & Soffa Industries, Inc. ............ 187,928 8,562,000
MaxLinear, Inc.
(b)
..................... 629,639 10,974,608
Navitas Semiconductor Corp.
(a)(b)
.......... 1,168,045 8,339,841
Penguin Solutions, Inc.
(b)
................ 462,921 9,054,735
Photronics, Inc.
(b)
..................... 501,236 16,039,552
Synaptics, Inc.
(b)
..................... 310,904 23,013,114
Ultra Clean Holdings, Inc.
(a)(b)
............. 368,525 9,334,738
Veeco Instruments, Inc.
(a)(b)
.............. 520,910 14,887,608
194,650,498
Software — 2.2%
8x8, Inc.
(a)(b)
......................... 1,180,477 2,325,540
A10 Networks, Inc. .................... 95,988 1,698,028
Adeia, Inc. ......................... 123,408 2,128,788
Airship AI Holdings, Inc. , Class A
(a)(b)
........ 36,750 106,207
Arteris, Inc.
(b)
........................ 242,698 3,761,819
Bit Digital, Inc.
(a)(b)
..................... 2,823,374 5,336,177
Blackbaud, Inc.
(b)
..................... 64,315 4,072,426
Box, Inc. , Class A
(b)
................... 273,099 8,168,391
Cerence, Inc.
(a)(b)
..................... 244,566 2,614,410
Chaince Digital Holdings, Inc.
(a)(b)
.......... 259,143 1,287,941
Cipher Mining, Inc.
(a)(b)
.................. 2,849,599 42,060,081
Cleanspark, Inc.
(a)(b)
................... 2,437,622 24,668,735
Consensus Cloud Solutions, Inc.
(a)(b)
........ 167,020 3,644,376
Core Scientific, Inc.
(a)(b)
................. 435,525 6,341,244
CS Disco, Inc.
(b)
...................... 76,853 596,379
Daily Journal Corp.
(a)(b)
................. 2,496 1,216,351
Digital Turbine, Inc.
(b)
.................. 348,644 1,743,220
Domo, Inc. , Class B
(a)(b)
................. 39,834 335,801
eGain Corp.
(a)(b)
...................... 49,737 511,794
Expensify, Inc. , Class A
(b)
............... 239,486 361,624
Hut 8 Corp.
(a)(b)
...................... 841,101 38,640,180
I3 Verticals, Inc. , Class A
(a)(b)
............. 192,854 4,857,992
MARA Holdings, Inc.
(a)(b)
................ 3,264,524 29,315,425
Mitek Systems, Inc.
(a)(b)
................. 319,045 3,365,925
N-able, Inc.
(a)(b)
...................... 638,309 4,774,551
NCR Voyix Corp.
(b)
.................... 1,239,570 12,643,614
ON24, Inc.
(b)
........................ 323,773 2,577,233
OneSpan, Inc. ....................... 281,007 3,608,130
Security
Shares
Shares Value
Software (continued)
PAR Technology Corp.
(a)(b)
............... 145,212 $ 5,268,291
Porch Group, Inc.
(a)(b)
.................. 156,438 1,428,279
Rimini Street, Inc.
(b)
................... 351,519 1,363,894
Riot Platforms, Inc.
(a)(b)
................. 3,062,818 38,805,904
Silvaco Group, Inc.
(a)(b)
................. 66,493 269,297
Telos Corp.
(b)
........................ 475,555 2,425,330
Terawulf, Inc.
(a)(b)
..................... 151,085 1,735,967
Via Transportation, Inc. , Class A
(a)(b)
......... 17,711 513,796
Xperi, Inc.
(a)(b)
....................... 401,706 2,353,997
266,927,137
Specialized REITs — 0.6%
Farmland Partners, Inc. ................ 353,257 3,423,060
Four Corners Property Trust, Inc. .......... 925,968 21,352,822
Gladstone Land Corp. ................. 299,527 2,740,672
PotlatchDeltic Corp. ................... 642,651 25,564,657
Safehold, Inc. ....................... 499,852 6,842,974
Smartstop Self Storage REIT, Inc. .......... 279,952 8,661,715
68,585,900
Specialty Retail — 2.8%
1-800-Flowers.com, Inc. , Class A
(a)(b)
........ 189,464 744,593
Academy Sports & Outdoors, Inc. .......... 583,018 29,127,579
Advance Auto Parts, Inc. ................ 526,519 20,692,197
American Eagle Outfitters, Inc. ............ 1,400,477 36,930,578
America's Car-Mart, Inc.
(a)(b)
.............. 64,919 1,639,854
Arko Corp. ......................... 592,374 2,689,378
Asbury Automotive Group, Inc.
(a)(b)
.......... 171,430 39,862,618
BARK, Inc. , Class A
(a)(b)
................. 284,094 171,167
Barnes & Noble Education, Inc.
(a)(b)
......... 141,684 1,302,076
Bed Bath & Beyond, Inc.
(a)(b)
.............. 603,026 3,292,522
Buckle, Inc. (The) .................... 18,180 971,176
Caleres, Inc. ........................ 293,259 3,568,962
Citi Trends, Inc.
(b)
..................... 44,172 1,835,788
Designer Brands, Inc. , Class A ............ 291,325 2,164,545
EVgo, Inc. , Class A
(a)(b)
................. 955,258 2,779,801
Genesco, Inc.
(a)(b)
..................... 83,458 2,067,255
Group 1 Automotive, Inc. ................ 60,881 23,944,497
Haverty Furniture Cos., Inc. .............. 113,234 2,645,146
J Jill, Inc. .......................... 63,330 868,888
Lands' End, Inc.
(a)(b)
................... 84,646 1,229,060
MarineMax, Inc.
(b)
..................... 159,531 3,865,436
Monro, Inc.
(a)
........................ 262,606 5,262,624
National Vision Holdings, Inc.
(a)(b)
.......... 685,554 17,701,004
OneWater Marine, Inc. , Class A
(a)(b)
......... 100,619 1,088,698
Outdoor Holding Co.
(a)(b)
................ 753,186 1,287,948
Petco Health & Wellness Co., Inc.
(a)(b)
....... 658,089 1,849,230
RealReal, Inc. (The)
(a)(b)
................. 658,236 10,386,964
Sally Beauty Holdings, Inc.
(a)(b)
............ 874,673 12,472,837
Shoe Carnival, Inc. .................... 157,406 2,657,013
Signet Jewelers Ltd. ................... 351,842 29,160,665
Sleep Number Corp.
(a)(b)
................ 167,513 1,417,160
Sonic Automotive, Inc. , Class A ........... 85,660 5,298,928
Stitch Fix, Inc. , Class A
(b)
................ 916,274 4,810,438
Torrid Holdings, Inc.
(a)(b)
................. 296,005 289,611
Upbound Group, Inc. .................. 301,248 5,289,915
Urban Outfitters, Inc.
(b)
................. 350,006 26,341,451
Victoria's Secret & Co.
(a)(b)
............... 431,933 23,397,811
Winmark Corp. ...................... 25,951 10,508,598
Zumiez, Inc.
(a)(b)
...................... 116,953 3,046,626
344,660,637
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc. , Class A
(b)
............ 54,571 1,052,129
Corsair Gaming, Inc.
(a)(b)
................ 433,902 2,577,378
Diebold Nixdorf, Inc.
(b)
.................. 17,997 1,221,816

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Eastman Kodak Co.
(a)(b)
................. 433,168 $ 3,664,601
Immersion Corp. ..................... 246,151 1,673,827
Turtle Beach Corp.
(a)(b)
.................. 50,468 708,066
Xerox Holdings Corp. .................. 1,052,343 2,494,053
13,391,870
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.
(b)
.................. 1,022,518 24,949,439
Carter's, Inc. ........................ 312,152 10,123,089
G-III Apparel Group Ltd. ................ 321,151 9,300,533
Kontoor Brands, Inc. ................... 92,942 5,677,827
Lakeland Industries, Inc.
(a)
............... 79,187 700,013
Movado Group, Inc. ................... 132,698 2,736,233
Oxford Industries, Inc. ................. 124,743 4,266,211
Rocky Brands, Inc. .................... 61,207 1,795,201
Steven Madden Ltd. ................... 574,717 23,931,216
Superior Group of Cos., Inc. ............. 101,303 980,613
84,460,375
Tobacco — 0.1%
Turning Point Brands, Inc.
(a)
.............. 17,914 1,941,878
Universal Corp. ...................... 211,135 11,137,371
13,079,249
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc. , Class A ........ 145,480 669,208
BlueLinx Holdings, Inc.
(a)(b)
............... 67,300 4,134,239
Boise Cascade Co. ................... 332,146 24,445,946
Custom Truck One Source, Inc.
(b)
.......... 540,256 3,111,875
Distribution Solutions Group, Inc.
(a)(b)
........ 7,100 194,469
DNOW, Inc.
(a)(b)
...................... 1,630,465 21,603,661
EVI Industries, Inc. .................... 43,802 1,079,281
GATX Corp. ........................ 290,350 49,243,360
Hudson Technologies, Inc.
(a)(b)
............ 338,059 2,315,704
McGrath RentCorp .................... 50,813 5,331,808
NPK International, Inc.
(b)
................ 720,992 8,594,225
Rush Enterprises, Inc. , Class A ........... 245,522 13,243,457
Rush Enterprises, Inc. , Class B ........... 36,494 2,053,152
Titan Machinery, Inc.
(b)
................. 186,062 2,798,372
Transcat, Inc.
(a)(b)
..................... 40,687 2,308,174
Willis Lease Finance Corp. .............. 22,575 3,062,073
144,189,004
Water Utilities — 0.5%
American States Water Co. .............. 115,655 8,382,674
California Water Service Group ........... 522,999 22,661,547
Consolidated Water Co. Ltd. ............. 92,732 3,272,512
H2O America ....................... 290,251 14,219,396
Middlesex Water Co. .................. 134,531 6,783,053
Pure Cycle Corp.
(a)(b)
................... 179,295 1,970,452
York Water Co. (The) .................. 102,878 3,275,636
60,565,270
Wireless Telecommunication Services — 0.3%
Spok Holdings, Inc. ................... 169,860 2,240,453
Telephone & Data Systems, Inc.
(a)
.......... 874,580 35,857,780
38,098,233
Total Common Stocks — 99.6%
(Cost: $12,092,176,006) ............................ 12,210,270,980
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(b)(c)
Contra Aduro Biotech I, CVR ............. 19,180 $ 9,782
Contra Chinook Therape, CVR ........... 381,225 64,808
Sanofi Aatd, Inc., CVR
(a)
................ 106,185 174,144
248,734
Total Rights — 0.0%
(Cost: $68,755) ................................. 248,734
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/27/29)
(a)(b)
................ 11,820 16,134
Total Warrants — 0.0%
(Cost: $—) ..................................... 16,134
Total Long-Term Investments — 99.6%
(Cost: $12,092,244,761) ............................ 12,210,535,848
Short-Term Securities
Money Market Funds — 7.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(f)
................... 931,114,048 931,579,605
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.72% .................... 22,596,121 22,596,121
Total Short-Term Securities — 7.8%
(Cost: $953,722,960) .............................. 954,175,726
Total Investments — 107.4%
(Cost: $ 13,045,967,721 ) ............................ 13,164,711,574
Liabilities in Excess of Other Assets — (7.4)% ............. (908,678,872)
Net Assets — 100.0% ...............................
$ 12,256,032,702
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 732,054,773 $ 199,507,896
(a)
$ — $ 16,068 $ 868 $ 931,579,605 931,114,048 $ 8,061,662
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 18,993,843 3,602,278
(a)
— — — 22,596,121 22,596,121 856,566 —
$ 16,068 $ 868 $ 954,175,726 $ 8,918,228 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 322 03/20/26 $ 40,218 $ (511,475)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 2000 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,210,264,484 $ — $ 6,496 $ 12,210,270,980
Rights ................................................ — — 248,734 248,734
Warrants .............................................. — 16,134 — 16,134
Short-Term Securities
Money Market Funds ...................................... 954,175,726 — — 954,175,726
$ 13,164,440,210 $ 16,134 $ 255,230 $ 13,164,711,574
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (511,475) $ — $ — $ (511,475)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust